UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05162
Delaware VIP® Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Nomura VIP Emerging Markets Series
(formerly, Macquarie VIP Emerging Markets Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Emerging Markets Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$97	1.16%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$1,451,422,751
Total number of portfolio holdings*	73
Total net advisory fees paid (during reporting period)	$5,874,924
Portfolio turnover rate	0%**
*	Excludes cash and cash equivalents.
**	Amount is less than 0.50%.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	71.79%
Taiwan	16.49%
China	3.45%
India	3.16%
Brazil	1.72%
Mexico	1.49%
Türkiye	0.59%
Argentina	0.53%
Peru	0.38%
Indonesia	0.33%

Sector allocation*
Information Technology	49.54%
Industrials	37.61%
Energy	3.27%
Financials	3.08%
Communication Services	2.81%
Consumer Discretionary	1.40%
Consumer Staples	0.96%
Materials	0.54%
Healthcare	0.38%
Real Estate	0.26%
Utilities	0.21%

Top 10 equity holdings
SK Square**	35.97%
SK hynix**	19.07%
Taiwan Semiconductor Manufacturing	13.50%
Samsung Electronics	9.12%
Samsung Electronics	4.86%
MediaTek	2.99%
Reliance Industries GDR	1.61%
Reliance Industries	1.37%
Samsung C&T	1.28%
Samsung Life Insurance	0.97%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493878-0826
Nomura VIP Emerging Markets Series
(formerly, Macquarie VIP Emerging Markets Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Emerging Markets Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$122	1.46%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$1,451,422,751
Total number of portfolio holdings*	73
Total net advisory fees paid (during reporting period)	$5,874,924
Portfolio turnover rate	0%**
*	Excludes cash and cash equivalents.
**	Amount is less than 0.50%.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	71.79%
Taiwan	16.49%
China	3.45%
India	3.16%
Brazil	1.72%
Mexico	1.49%
Türkiye	0.59%
Argentina	0.53%
Peru	0.38%
Indonesia	0.33%

Sector allocation*
Information Technology	49.54%
Industrials	37.61%
Energy	3.27%
Financials	3.08%
Communication Services	2.81%
Consumer Discretionary	1.40%
Consumer Staples	0.96%
Materials	0.54%
Healthcare	0.38%
Real Estate	0.26%
Utilities	0.21%

Top 10 equity holdings
SK Square**	35.97%
SK hynix**	19.07%
Taiwan Semiconductor Manufacturing	13.50%
Samsung Electronics	9.12%
Samsung Electronics	4.86%
MediaTek	2.99%
Reliance Industries GDR	1.61%
Reliance Industries	1.37%
Samsung C&T	1.28%
Samsung Life Insurance	0.97%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493886-0826

Nomura VIP Fund for Income Series
(formerly, Macquarie VIP Fund for Income Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Fund for Income Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$37	0.74%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$70,977,026
Total number of portfolio holdings*	582
Total net advisory fees paid (during reporting period)	$164,276
Portfolio turnover rate	53%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.30%
Basic Industry	11.76%
Healthcare	10.72%
Media	9.16%
Capital Goods	7.73%
Telecommunications	6.19%
Financial Services	5.72%
Services	5.55%
Electric	4.84%
Leisure	4.77%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493522-0826

Nomura VIP Fund for Income Series
(formerly, Macquarie VIP Fund for Income Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Fund for Income Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.04%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$70,977,026
Total number of portfolio holdings*	582
Total net advisory fees paid (during reporting period)	$164,276
Portfolio turnover rate	53%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.30%
Basic Industry	11.76%
Healthcare	10.72%
Media	9.16%
Capital Goods	7.73%
Telecommunications	6.19%
Financial Services	5.72%
Services	5.55%
Electric	4.84%
Leisure	4.77%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493365-0826

Nomura VIP Growth and Income Series
(formerly, Macquarie VIP Growth and Income Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Growth and Income Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$37	0.67%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$950,194,188
Total number of portfolio holdings*	61
Total net advisory fees paid (during reporting period)	$2,953,118
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	22.28%
Healthcare	16.66%
Information Technology	15.82%
Energy	9.04%
Consumer Discretionary	8.95%
Industrials	8.45%
Communication Services	6.38%
Consumer Staples	5.85%
Materials	2.62%

Top 10 equity holdings
Cisco Systems	5.35%
Citigroup	3.86%
Exxon Mobil	3.63%
CVS Health	3.54%
Philip Morris International	3.52%
Apple	3.26%
Gilead Sciences	3.19%
Invesco	2.87%
Bristol-Myers Squibb	2.85%
Popular	2.82%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493472-0826

Nomura VIP Growth Equity Series
(formerly, Macquarie VIP Growth Equity Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Growth Equity Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$39	0.79%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$115,897,965
Total number of portfolio holdings*	35
Total net advisory fees paid (during reporting period)	$362,195
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	46.79%
Healthcare	13.71%
Financials	13.14%
Communication Services	9.37%
Industrials	7.70%
Consumer Discretionary	7.03%
Materials	1.64%
Consumer Staples	0.15%

Top 10 equity holdings
NVIDIA	15.36%
Apple	8.51%
Microsoft	7.72%
Alphabet Class A	6.63%
Advanced Micro Devices	5.13%
Amazon.com	5.06%
Visa Class A	4.95%
Eli Lilly & Co.	4.80%
Taiwan Semiconductor Manufacturing ADR	3.99%
Broadcom	3.21%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493514-0826

Nomura VIP Investment Grade Series
(formerly, Macquarie VIP Investment Grade Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Investment Grade Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$31	0.62%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$29,746,373
Total number of portfolio holdings*	227
Total net advisory fees paid (during reporting period)	$5,798
Portfolio turnover rate	118%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.45%
Electric	10.31%
Consumer Non-Cyclical	8.94%
Communications	8.01%
Technology	7.24%
Energy	6.79%
Finance Companies	6.19%
Consumer Cyclical	4.88%
Capital Goods	4.56%
Insurance	4.13%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493399-0826

Nomura VIP Investment Grade Series
(formerly, Macquarie VIP Investment Grade Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Investment Grade Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$46	0.92%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$29,746,373
Total number of portfolio holdings*	227
Total net advisory fees paid (during reporting period)	$5,798
Portfolio turnover rate	118%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.45%
Electric	10.31%
Consumer Non-Cyclical	8.94%
Communications	8.01%
Technology	7.24%
Energy	6.79%
Finance Companies	6.19%
Consumer Cyclical	4.88%
Capital Goods	4.56%
Insurance	4.13%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493381-0826

Nomura VIP Limited Duration Bond Series
(formerly, Macquarie VIP Limited Duration Bond Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Limited Duration Bond Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$26	0.53%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$14,962,937
Total number of portfolio holdings*	150
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	105%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	41.55%
Corporate Bonds	35.32%
Non-Agency Asset-Backed Securities	11.56%
Agency Mortgage-Backed Securities	6.73%
Non-Agency Collateralized Mortgage Obligations	1.60%
Agency Collateralized Mortgage Obligations	0.67%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493456-0826

Nomura VIP Opportunity Series
(formerly, Macquarie VIP Opportunity Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Opportunity Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$46	0.83%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$87,029,383
Total number of portfolio holdings*	124
Total net advisory fees paid (during reporting period)	$251,153
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	26.26%
Information Technology	17.13%
Financials	15.03%
Healthcare	12.46%
Consumer Discretionary	8.31%
Real Estate	4.96%
Energy	4.47%
Materials	3.80%
Consumer Staples	2.77%
Utilities	1.90%
Communication Services	1.46%

Top 10 equity holdings
Semtech	2.18%
MACOM Technology Solutions Holdings	1.94%
Ligand Pharmaceuticals	1.86%
Casey's General Stores	1.81%
East West Bancorp	1.77%
Axsome Therapeutics	1.70%
Astera Labs	1.69%
Axis Capital Holdings	1.58%
Ally Financial	1.53%
Liberty Energy	1.44%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493464-0826

Nomura VIP Small Cap Value Series
(formerly, Macquarie VIP Small Cap Value Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Small Cap Value Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$41	0.74%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$1,879,765,765
Total number of portfolio holdings*	101
Total net advisory fees paid (during reporting period)	$6,189,346
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.67%
Industrials	19.93%
Consumer Discretionary	9.11%
Real Estate	8.88%
Information Technology	7.78%
Energy	6.75%
Materials	6.06%
Utilities	5.51%
Healthcare	2.58%
Consumer Staples	0.85%

Top 10 equity holdings
Timken	1.91%
TD SYNNEX	1.82%
Valley National Bancorp	1.81%
First Financial Bancorp	1.79%
Terex	1.75%
Old National Bancorp	1.73%
FNB	1.66%
Hancock Whitney	1.64%
Columbia Banking System	1.58%
Axis Capital Holdings	1.56%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493670-0826

Nomura VIP Small Cap Value Series
(formerly, Macquarie VIP Small Cap Value Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Small Cap Value Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.04%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$1,879,765,765
Total number of portfolio holdings*	101
Total net advisory fees paid (during reporting period)	$6,189,346
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.67%
Industrials	19.93%
Consumer Discretionary	9.11%
Real Estate	8.88%
Information Technology	7.78%
Energy	6.75%
Materials	6.06%
Utilities	5.51%
Healthcare	2.58%
Consumer Staples	0.85%

Top 10 equity holdings
Timken	1.91%
TD SYNNEX	1.82%
Valley National Bancorp	1.81%
First Financial Bancorp	1.79%
Terex	1.75%
Old National Bancorp	1.73%
FNB	1.66%
Hancock Whitney	1.64%
Columbia Banking System	1.58%
Axis Capital Holdings	1.56%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493688-0826

Nomura VIP Total Return Series
(formerly, Macquarie VIP Total Return Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Total Return Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$42	0.80%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$37,684,805
Total number of portfolio holdings*	280
Total net advisory fees paid (during reporting period)	$51,741
Portfolio turnover rate	38%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.11%
US Treasury Obligations	25.90%
Exchange-Traded Funds	14.43%
Corporate Bonds	3.96%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493423-0826

Nomura VIP Total Return Series
(formerly, Macquarie VIP Total Return Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Total Return Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.10%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$37,684,805
Total number of portfolio holdings*	280
Total net advisory fees paid (during reporting period)	$51,741
Portfolio turnover rate	38%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.11%
US Treasury Obligations	25.90%
Exchange-Traded Funds	14.43%
Corporate Bonds	3.96%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778512)
TSSR-246493415-0826

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Delaware VIP® Trust
Nomura VIP Total Return Series
(formerly, Macquarie VIP Total Return Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 3.96%
Automotive — 0.17%
Allison Transmission 144A 3.75% 1/30/31 #	10,000	$ 9,358
American Axle & Manufacturing 144A 6.375% 10/15/32 #	7,000	6,979
Clarios Global 144A 6.75% 9/15/32 #	10,000	10,219
Garrett Motion Holdings 144A 7.75% 5/31/32 #	10,000	10,507
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	17,812
Phinia 144A 6.625% 10/15/32 #	8,000	8,178
		63,053
Basic Industry — 0.48%
Ameritex Holdco Intermediate 144A 7.625% 8/15/33 #	10,000	10,457
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,000	10,434
Beazer Homes USA 144A 8.00% 1/15/32 #	5,000	5,026
Capstone Copper 144A 6.75% 3/31/33 #	14,000	14,199
Carpenter Technology 144A 5.625% 3/1/34 #	10,000	10,005
Celanese US Holdings
6.50% 4/15/30	2,000	2,040
6.75% 4/15/33	8,000	8,154
7.00% 2/15/31	5,000	5,150

Chemours 144A 7.875% 3/15/34 #	4,000	4,023
Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	19,867
Commercial Metals 144A 6.00% 12/15/35 #	14,000	13,971
Novelis 144A 4.75% 1/30/30 #	25,000	24,196
Olin 144A 6.625% 4/1/33 #	20,000	19,773
Quikrete Holdings 144A 6.75% 3/1/33 #	10,000	10,199
Standard Building Solutions 144A 6.50% 8/15/32 #	10,000	10,067
Standard Industries 144A 3.375% 1/15/31 #	15,000	13,510
		181,071
Capital Goods — 0.40%
Amentum Holdings 144A 7.25% 8/1/32 #	15,000	15,460
CACI International 144A 6.375% 6/15/33 #	14,000	14,208
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	14,000	13,821
Cyprium 144A 6.125% 4/15/31 #	8,000	8,020
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Enpro 144A 6.125% 6/1/33 #	15,000	$ 15,234
Goat Holdco 144A 6.75% 2/1/32 #	5,000	5,128
Manitowoc 144A 9.25% 10/1/31 #	10,000	10,762
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	5,000	5,114
144A 9.25% 4/15/30 #	22,000	21,661

Owens-Brockway Glass Container 144A 7.25% 5/15/31 #	5,000	4,947
Sword Purchaser
144A 8.25% 4/15/33 #	6,000	6,212
144A 10.50% 4/15/34 #	2,000	2,094

Terex 144A 6.25% 10/15/32 #	10,000	10,135
TransDigm
144A 6.125% 7/31/34 #	9,000	9,000
144A 6.625% 3/1/32 #	9,000	9,242
		151,038
Consumer Goods — 0.03%
Fiesta Purchaser
144A 7.875% 3/1/31 #	7,000	7,066
144A 9.625% 9/15/32 #	5,000	4,910
		11,976
Electric — 0.07%
Constellation Energy Generation 144A 4.625% 2/1/29 #	5,000	4,972
Hawaiian Electric 144A 6.00% 10/1/33 #	6,000	5,948
NRG Energy 144A 6.00% 1/15/36 #	16,000	15,958
		26,878
Energy — 0.51%
Archrock Partners 144A 6.625% 9/1/32 #	10,000	10,204
Bristow Group 144A 6.75% 2/1/33 #	4,000	4,014
Crescent Energy Finance 144A 8.375% 1/15/34 #	4,000	4,122
Genesis Energy
6.75% 3/15/34	3,000	2,979
7.875% 5/15/32	5,000	5,159

Gulfport Energy Operating 144A 6.75% 9/1/29 #	10,000	10,212
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,692
144A 6.25% 4/15/32 #	5,000	4,843

Matador Resources 144A 6.25% 4/15/33 #	10,000	9,969
Murphy Oil 6.00% 10/1/32	4,000	3,986
    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Nabors Industries 144A 7.625% 11/15/32 #	6,000	$ 6,143
NGL Energy Operating 144A 8.375% 2/15/32 #	15,000	15,622
Noble Finance II 144A 8.00% 4/15/30 #	8,000	8,293
Rockies Express Pipeline 144A 6.75% 3/15/33 #	8,000	8,227
SM Energy
144A 6.625% 4/15/34 #	4,000	3,940
144A 8.625% 11/1/30 #	15,000	15,760

Sunoco 144A 7.25% 5/1/32 #	5,000	5,189
Transocean International
144A 7.875% 10/15/32 #	10,000	10,445
144A 8.50% 5/15/31 #	5,000	5,194
USA Compression Partners
144A 6.25% 10/1/33 #	10,000	9,920
144A 7.125% 3/15/29 #	3,000	3,074
Venture Global LNG
144A 7.00% 1/15/30 #	5,000	5,102
144A 8.375% 6/1/31 #	10,000	10,413
Venture Global Plaquemines LNG
144A 6.125% 12/15/30 #	4,000	4,095
144A 7.50% 5/1/33 #	6,000	6,588
		193,185
Financial Services — 0.30%
Azorra Finance 144A 7.75% 4/15/30 #	10,000	10,381
Block 144A 6.00% 8/15/33 #	20,000	20,149
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	10,000	9,869
FTAI Aviation Investors 144A 7.00% 6/15/32 #	10,000	10,349
Icahn Enterprises
5.25% 5/15/27	5,000	4,945
9.75% 1/15/29	5,000	4,908
OneMain Finance
6.625% 5/15/29	8,000	8,167
6.75% 9/15/33	4,000	3,965
7.125% 9/15/32	3,000	3,054
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,000	4,897
144A 6.875% 2/15/33 #	10,000	9,758

Shift4 Payments 144A 6.75% 8/15/32 #	15,000	15,039
UWM Holdings 144A 6.25% 3/15/31 #	7,000	6,244
		111,725
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare — 0.37%
Acadia Healthcare 144A 7.375% 3/15/33 #	9,000	$ 9,276
AMN Healthcare 144A 6.50% 1/15/31 #	7,000	7,047
AthenaHealth Group 144A 6.50% 2/15/30 #	5,000	4,797
Avantor Funding 144A 3.875% 11/1/29 #	15,000	14,330
CHS
144A 4.75% 2/15/31 #	25,000	23,016
144A 9.75% 1/15/34 #	10,000	10,453
DaVita
144A 3.75% 2/15/31 #	10,000	9,270
144A 4.625% 6/1/30 #	10,000	9,694

Global Medical Response 144A 7.375% 10/1/32 #	8,000	8,295
Medline Borrower 144A 5.25% 10/1/29 #	7,000	6,961
Molina Healthcare 144A 6.50% 2/15/31 #	5,000	5,093
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	5,000	4,890
Surgery Center Holdings 144A 7.25% 4/15/32 #	10,000	10,136
Tenet Healthcare 144A 5.50% 11/15/32 #	17,000	16,913
		140,171
Insurance — 0.15%
Acrisure 144A 6.75% 7/1/32 #	21,000	18,893
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	8,000	7,697
HUB International 144A 7.375% 1/31/32 #	10,000	10,185
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	10,000	9,281
144A 8.50% 3/15/30 #	10,000	10,207
		56,263
Leisure — 0.23%
AMC Entertainment Holdings 144A 7.50% 2/15/29 #	3,000	2,789
Boyd Gaming 144A 4.75% 6/15/31 #	20,000	19,322
Caesars Entertainment 144A 7.00% 2/15/30 #	18,000	18,114
Carnival 144A 6.125% 2/15/33 #	8,000	8,101
Life Time 144A 6.00% 11/15/31 #	15,000	15,240

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Lindblad Expeditions 144A 7.00% 9/15/30 #	10,000	$ 10,345
Muvico PIK 144A 15.00% 2/19/29 #, «	5,000	5,468
Six Flags Entertainment
144A 6.625% 5/1/32 #	5,000	5,069
144A 8.625% 1/15/32 #	2,000	2,061
		86,509
Media — 0.45%
Arches Buyer 144A 6.125% 12/1/28 #	5,000	4,929
CCO Holdings
4.50% 5/1/32	20,000	17,670
144A 5.375% 6/1/29 #	4,000	3,915
144A 7.00% 2/1/33 #	7,000	6,871

Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	5,000	5,268
CMG Media 144A 8.875% 6/18/29 #	10,000	7,328
Directv Financing 144A 10.00% 2/15/31 #	5,000	5,192
Gray Media
144A 5.375% 11/15/31 #	12,000	8,060
144A 7.25% 8/15/33 #	3,000	2,957
iHeartCommunications
144A 9.125% 5/1/29 #	5,000	4,856
144A 10.875% 5/1/30 #	3,000	2,609

McGraw-Hill Education 144A 7.375% 9/1/31 #	17,000	17,290
Midcontinent Communications 144A 8.00% 8/15/32 #	15,000	13,162
Nexstar Media 144A 6.50% 9/15/33 #	6,000	6,004
OAK-Eagle Acquireco 144A 7.25% 7/1/33 #	5,855	6,128
Sirius XM Radio 144A 4.00% 7/15/28 #	12,000	11,692
Snap 144A 6.875% 3/1/33 #	15,000	14,630
Stagwell Global 144A 5.625% 8/15/29 #	20,000	19,305
Univision Communications 144A 7.375% 6/30/30 #	10,000	10,035
		167,901
Real Estate — 0.12%
Forestar Group 144A 6.50% 3/15/33 #	5,000	5,082
Iron Mountain 144A 5.25% 3/15/28 #	20,000	19,985
Millrose Properties 144A 6.375% 8/1/30 #	8,000	8,114
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
RHP Hotel Properties 144A 6.50% 6/15/33 #	10,000	$ 10,266
Starwood Property Trust 144A 6.50% 7/1/30 #	3,000	3,069
		46,516
Retail — 0.27%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,872
4.75% 3/1/30	10,000	9,728
Bath & Body Works
6.875% 11/1/35	14,000	14,346
6.95% 3/1/33	9,000	9,073

Magnera 144A 7.25% 11/15/31 #	18,000	17,587
Michaels
144A 8.50% 3/15/33 #	6,000	5,946
144A 11.00% 3/15/34 #	3,000	2,941

Murphy Oil USA 144A 3.75% 2/15/31 #	25,000	23,399
Victra Holdings 144A 8.75% 9/15/29 #	5,000	5,161
William Carter 144A 7.375% 2/15/31 #	7,000	7,240
		100,293
Services — 0.20%
Herc Holdings
144A 6.00% 3/15/34 #	4,000	3,978
144A 7.00% 6/15/30 #	5,000	5,181

Hertz 144A 12.625% 7/15/29 #	2,000	1,629
QXO Building Products 144A 6.75% 4/30/32 #	4,000	4,133
Resideo Funding 144A 6.50% 7/15/32 #	8,000	8,050
Staples 144A 10.75% 9/1/29 #	5,000	4,774
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	3,000	3,143
Waste Pro USA 144A 7.00% 2/1/33 #	10,000	10,258
White Cap Supply Holdings 144A 7.375% 11/15/30 #	18,000	18,267
Williams Scotsman 144A 6.625% 4/15/30 #	15,000	15,464
		74,877
Technology & Electronics — 0.09%
Black Pearl Compute 144A 6.125% 2/15/31 #	4,000	4,056
Cipher Compute 144A 7.125% 11/15/30 #	3,000	3,123
Cloud Software Group 144A 6.50% 3/31/29 #	13,000	12,623
    3

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	8,000	$ 8,136
WULF Compute 144A 7.75% 10/15/30 #	4,000	4,204
Zebra Technologies 144A 6.50% 6/1/32 #	3,000	3,038
		35,180
Telecommunications — 0.05%
CoreWeave 144A 9.75% 10/1/31 #	13,000	12,981
Uniti Services 144A 7.50% 10/15/33 #	7,000	7,371
		20,352
Transportation — 0.07%
Genesee & Wyoming 144A 6.25% 4/15/32 #	25,000	25,390
		25,390
Total Corporate Bonds (cost $1,499,647)		1,492,378

US Treasury Obligations — 25.90%
US Treasury Bonds
1.125% 8/15/40	285,000	178,620
1.375% 8/15/50	105,000	51,532
1.625% 11/15/50	315,000	164,723
2.25% 8/15/46	475,000	309,956
2.25% 8/15/49	290,000	180,446
2.375% 11/15/49	175,000	111,515
2.875% 5/15/49	700,000	497,273
3.00% 11/15/44	300,000	229,559
3.75% 11/15/43	190,000	164,283
4.375% 11/15/39	105,000	102,031
4.375% 5/15/41	150,000	143,789
4.50% 2/15/36	380,000	384,824

US Treasury Floating Rate Notes 3.879% (USBMMY3M + 0.10%) 4/30/28 •	555,000	555,017
US Treasury Notes
0.625% 5/15/30	1,260,000	1,101,122
2.75% 8/15/32	980,000	900,184
3.50% 10/15/28	1,560,000	1,537,392
3.875% 10/15/27	1,575,000	1,569,494
4.125% 11/30/31	915,000	910,264
4.25% 11/15/34	510,000	505,069
4.375% 5/15/36	165,000	164,136
Total US Treasury Obligations (cost $9,869,652)		9,761,229

	Number of shares	Value (US $)
Common Stocks — 55.11%♣
Communication Services — 3.68%
Alphabet Class A	1,499	$ 535,698
Alphabet Class C	761	268,884
AT&T	8,398	173,838
Meta Platforms Class A	342	192,645
Verizon Communications	5,076	214,918
		1,385,983
Consumer Discretionary — 4.10%
Amazon.com †	685	163,263
Best Buy	1,990	151,001
Booking Holdings	825	147,048
eBay	1,482	165,614
Expedia Group	209	53,479
Ford Motor	4,824	67,054
Lowe's	559	123,254
McDonald's	300	81,093
NIKE Class B	2,355	96,673
Ross Stores	1,152	245,203
TJX	1,665	252,247
		1,545,929
Consumer Staples — 2.08%
Altria Group	3,476	250,098
PepsiCo	912	123,485
Philip Morris International	1,447	261,777
Procter & Gamble	1,006	147,520
		782,880
Energy — 2.06%
Chevron	1,237	205,045
Expand Energy	652	59,456
Exxon Mobil	3,736	510,786
		775,287
Financials — 10.04%
Ameriprise Financial	301	138,087
Artisan Partners Asset Management Class A	1,793	61,912
Bank of America	2,679	152,649
Bank of New York Mellon	1,359	196,525
Blackrock	217	208,659
Blackstone	1,537	180,859
Charles Schwab	1,446	133,422
Citizens Financial Group	3,118	218,478
Corebridge Financial	5,387	154,230
Fidelity National Financial	2,364	111,486
Fifth Third Bancorp	2,023	114,037
Huntington Bancshares	5,521	97,887
Intercontinental Exchange	925	113,877
KeyCorp	11,407	262,931
Marsh & McLennan	835	139,170
MetLife	2,419	204,672

4

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
PNC Financial Services Group	586	$ 144,285
Principal Financial Group	2,162	233,020
Progressive	710	155,100
Prudential Financial	539	58,174
Regions Financial	2,570	77,614
State Street	1,369	232,182
Synchrony Financial	3,097	235,527
Wells Fargo & Co.	1,916	158,338
		3,783,121
Healthcare — 6.16%
Abbott Laboratories	800	72,593
AbbVie	1,414	355,819
Bristol-Myers Squibb	3,380	194,756
Cardinal Health	1,187	281,984
Cencora	647	183,088
Cigna Group	252	69,471
Gilead Sciences	1,959	247,500
Johnson & Johnson	326	82,794
McKesson	273	206,279
Merck & Co.	1,609	206,757
Pfizer	6,776	163,166
Stryker	235	73,987
Thermo Fisher Scientific	247	123,836
Zoetis	850	61,081
		2,323,111
Industrials — 3.30%
Carrier Global	2,316	169,879
Comfort Systems USA	52	103,061
CSX	3,049	144,919
Dover	700	156,996
Jacobs Solutions	1,087	136,962
Lockheed Martin	152	77,438
Masco	2,514	204,564
Northrop Grumman	259	131,911
United Parcel Service Class B	1,111	119,433
		1,245,163
Information Technology — 21.53%
Accenture Class A	372	46,292
Analog Devices	250	99,293
Apple	3,515	1,017,100
Broadcom	1,481	559,448
CDW	885	124,466
Cisco Systems	4,346	510,481
Dell Technologies Class C	1,379	594,983
HP	5,443	119,419
Lam Research	1,251	542,096
Micron Technology	650	750,288
Microsoft	2,536	945,979
Monolithic Power Systems	181	250,207
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
NetApp	1,482	$ 229,354
NVIDIA	6,780	1,356,610
Qnity Electronics	450	73,490
QUALCOMM	1,769	326,894
Seagate Technology Holdings	428	413,020
Teledyne Technologies †	230	153,387
		8,112,807
Materials — 0.90%
Amcor	876	37,974
DuPont de Nemours	1,066	144,502
PPG Industries	1,280	155,251
		337,727
Real Estate — 0.41%
Prologis	1,132	153,352
		153,352
Utilities — 0.85%
Duke Energy	1,128	142,782
Edison International	2,394	178,234
		321,016
Total Common Stocks (cost $12,319,360)		20,766,376

Exchange-Traded Funds — 14.43%
iShares Core MSCI Pacific ETF	13,450	1,101,958
iShares Core US Aggregate Bond ETF	3,921	388,101
iShares iBoxx High Yield Corporate Bond ETF	8,267	661,112
Vanguard Russell 1000 Growth ETF	8,561	1,094,181
Vanguard S&P 500 ETF	3,191	2,191,611
Total Exchange-Traded Funds (cost $5,240,041)		5,436,963

Short-Term Investments — 0.07%
Money Market Mutual Funds — 0.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	6,691	6,691
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	6,691	6,691
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	6,691	6,691
    5

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Total Return Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	6,691	$ 6,691
Total Short-Term Investments (cost $26,764)		26,764

Total Value of Securities—99.47% (cost $28,955,464)		37,483,710
Receivables and Other Assets Net of Liabilities—0.53%		201,095
Net Assets Applicable to 2,591,003 Shares Outstanding—100.00%		$37,684,805
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $1,371,242, which represents 3.64% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
«	PIK. The first payment of cash and/or principal will be made after June 30, 2026.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
S&P – Standard & Poor’s Financial Services LLC
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Total Return Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$37,483,710
Foreign currencies, at valueΔ	2
Cash	163,792
Dividends and interest receivable	110,848
Foreign tax reclaims receivable	5,984
Receivable for series shares sold	2,932
Prepaid expenses	184
Other assets	382
Total Assets	37,767,834
Liabilities:
Accounting and administration expenses payable to non-affiliates	29,446
Audit and tax fees payable	20,486
Custody fees payable	7,808
Pricing fees payable	7,526
Reports and statements to shareholders expenses payable	7,252
Investment management fees payable to affiliates	6,344
Other accrued expenses	2,397
Payable for series shares redeemed	1,001
Accounting and administration expenses payable to affiliates	468
Dividend disbursing and transfer agent fees and expenses payable to affiliates	230
Legal fees payable to affiliates	67
Distribution fees payable to affiliates	4
Total Liabilities	83,029
Total Net Assets	$37,684,805

Net Assets Consist of:
Paid-in capital	$27,145,614
Total distributable earnings (loss)	10,539,191
Total Net Assets	$37,684,805

Net Asset Value

Standard Class:
Net assets	$37,668,244
Shares of beneficial interest outstanding, unlimited authorization, no par	2,589,855
Net asset value per share	$14.54

Service Class:
Net assets	$16,561
Shares of beneficial interest outstanding, unlimited authorization, no par	1,148
Net asset value per share	$14.43
*Investments, at cost	$28,955,464
ΔForeign currencies, at cost	2
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Total Return Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$258,986
Interest	245,214
Foreign tax withheld	(1,383)
502,817

Expenses:
Management fees	119,391
Distribution expenses — Service Class	24
Audit and tax fees	34,968
Accounting and administration expenses	33,913
Reports and statements to shareholders expenses	7,957
Custodian fees	4,948
Legal fees	1,687
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,486
Trustees’ fees	955
Other	9,035
214,364
Less expenses waived	(67,650)
Less expenses paid indirectly	(1)
Total operating expenses	146,713
Net Investment Income (Loss)	356,104

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,745,878
Foreign currencies	(2,632)
Futures contracts	(8,544)
Net realized gain (loss)	1,734,702
Net change in unrealized appreciation (depreciation) on:
Investments	1,501,267
Foreign currencies	(545)
Futures contracts	1,469
Net change in unrealized appreciation (depreciation)	1,502,191
Net Realized and Unrealized Gain (Loss)	3,236,893
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,592,997
See accompanying notes, which are an integral part of the financial statements.
    8

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Total Return Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase in Net Assets from Operations:
Net investment income (loss)	$356,104	$818,249
Net realized gain (loss)	1,734,702	937,703[1]
Net increase from payment by affiliates	—	78[2]
Net change in unrealized appreciation (depreciation)	1,502,191	2,690,728
Net increase (decrease) in net assets resulting from operations	3,592,997	4,446,758

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,751,028)	(2,911,584)
Service Class	(733)	(1,075)
	(1,751,761)	(2,912,659)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	489,530	377,985

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,751,028	2,911,584
Service Class	733	1,075
	2,241,291	3,290,644
Cost of shares redeemed:
Standard Class	(3,172,611)	(5,751,560)
Decrease in net assets derived from capital share transactions	(931,320)	(2,460,916)
Net Increase (Decrease) in Net Assets	909,916	(926,817)

Net Assets:
Beginning of period	36,774,889	37,701,706
End of period	$37,684,805	$36,774,889
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Nomura VIP Total Return Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.86	$13.42	$12.49	$11.38	$14.29	$12.56

Income (loss) from investment operations:
Net investment income[2]	0.14	0.29	0.31	0.29	0.12	0.21
Net realized and unrealized gain (loss)	1.24	1.24	1.01	1.12	(1.55)	1.82
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	1.38	1.53	1.32	1.41	(1.43)	2.03

Less dividends and distributions from:
Net investment income	(0.33)	(0.36)	(0.35)	(0.25)	(0.28)	(0.30)
Net realized gain	(0.37)	(0.73)	(0.04)	(0.05)	(1.20)	—
Total dividends and distributions	(0.70)	(1.09)	(0.39)	(0.30)	(1.48)	(0.30)

Net asset value, end of period	$14.54	$13.86	$13.42	$12.49	$11.38	$14.29

Total return[4]	10.12%	12.97%[3]	10.81%	12.63%	(10.56%)	16.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,668	$36,760	$37,688	$41,381	$41,528	$56,077
Ratio of expenses to average net assets[5]	0.80%	0.83%	0.83%	0.83%	0.84%	0.86%
Ratio of expenses to average net assets prior to fees waived[5]	1.17%	1.11%	1.00%	0.97%	1.03%	0.96%
Ratio of net investment income to average net assets	1.94%	2.23%	2.36%	2.44%	0.96%	1.56%
Ratio of net investment income to average net assets prior to fees waived	1.57%	1.95%	2.19%	2.30%	0.77%	1.46%
Portfolio turnover	38%	77%	51%	56%	55%	95%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    10

Nomura VIP Total Return Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.75	$13.34	$12.44	$11.33	$14.23	$12.52

Income (loss) from investment operations:
Net investment income[2]	0.11	0.25	0.27	0.25	0.08	0.17
Net realized and unrealized gain (loss)	1.24	1.23	1.00	1.13	(1.54)	1.81
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	1.35	1.48	1.27	1.38	(1.46)	1.98

Less dividends and distributions from:
Net investment income	(0.30)	(0.34)	(0.33)	(0.22)	(0.24)	(0.27)
Net realized gain	(0.37)	(0.73)	(0.04)	(0.05)	(1.20)	—
Total dividends and distributions	(0.67)	(1.07)	(0.37)	(0.27)	(1.44)	(0.27)

Net asset value, end of period	$14.43	$13.75	$13.34	$12.44	$11.33	$14.23

Total return[4]	10.02%	12.62%[3]	10.44%	12.35%	(10.82%)	15.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17	$15	$14	$12	$11	$12
Ratio of expenses to average net assets[5]	1.10%	1.13%	1.13%	1.13%	1.14%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.47%	1.41%	1.30%	1.27%	1.33%	1.25%
Ratio of net investment income to average net assets	1.65%	1.93%	2.06%	2.16%	0.70%	1.26%
Ratio of net investment income to average net assets prior to fees waived	1.28%	1.65%	1.89%	2.02%	0.51%	1.17%
Portfolio turnover	38%	77%	51%	56%	55%	95%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    11

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Total Return Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Total Return Series (formerly, Macquarie VIP Total Return Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest and tax penalties on
    12

unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments —  The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of
    13

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Total Return Series
1. Significant Accounting Policies (continued)
which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series’ Chief Executive Officer and Chief Financial Officer act as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series earned $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
Effective April 30, 2026, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets through April 29, 2027. Prior to April 30, 2026, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
    14

After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from April 30, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.74%*	1.04%*
*	Effective April 30, 2026. Prior to April 30, 2026, these amounts for Standard Class and Service Class were 0.83% and 1.13%, respectively.
DMC has voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in an amount equal to the aggregate acquired fund fees and expenses, if any, attributable to investments by the Series in ETFs advised or sub-advised by DMC and its affiliates (Affiliated ETFs). Any such voluntary waiver or reimbursement may be eliminated by DMC at any time.
Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Series as an unaffiliated sub-advisor. Effective June 12, 2026, DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Series. NCRAM is responsible for the day-to-day investment management of the portion of the Series that invests in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Series, pays the sub-advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $2,794 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $1,371 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $394 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
    15

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Total Return Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
During the year ended December 31, 2025, DMC reimbursed the Series $78 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$5,387,458
Purchases of US government securities	8,710,552
Sales other than US government securities	8,119,782
Sales of US government securities	8,534,537
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:

Cost of investments and derivatives	$28,960,366
Aggregate unrealized appreciation of investments and derivatives	$9,248,182
Aggregate unrealized depreciation of investments and derivatives	(724,838)
Net unrealized appreciation of investments and derivatives	$8,523,344
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series’ investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are
    16

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$20,766,376	$—	$20,766,376
Corporate Bonds	—	1,492,378	1,492,378
Exchange-Traded Funds	5,436,963	—	5,436,963
US Treasury Obligations	—	9,761,229	9,761,229
Short-Term Investments	26,764	—	26,764
Total Value of Securities	$26,230,103	$11,253,607	$37,483,710
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2026, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	34,304	28,522

Shares issued upon reinvestment of dividends and distributions:
Standard Class	125,701	249,708
Service Class	53	93
	160,058	278,323
Shares redeemed:
Standard Class	(223,031)	(433,082)
Net decrease	(62,973)	(154,759)
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
    17

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Total Return Series
5. Line of Credit (continued)
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2026.
During the six months ended June 30, 2026, the Series experienced net realized and unrealized gains or losses attributable to futures contracts holdings, which are disclosed on the “Statement of operations.”
During the six months ended June 30, 2026, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2026:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$220,019	$—
7. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by
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US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
8. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2026. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
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Notes to financial statements
Delaware VIP® Trust — Nomura VIP Total Return Series
8. Credit and Market Risks (continued)
The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statement of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
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Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Total Return Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement
At a Board Meeting held on May 19-20, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura Diversified Income Fund, Nomura Wealth Builder Fund, Nomura Strategic Income Fund, Nomura Corporate Bond Fund, Nomura Extended Duration Bond Fund, Nomura Limited-Term Diversified Income Fund, Nomura Global Listed Real Assets Fund, Nomura VIP Investment Grade Series, Nomura VIP Limited Duration Bond Series, Nomura VIP Total Return Series, Nomura Asset Strategy Fund, Nomura Balanced Fund, Nomura Global Bond Fund, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series Delaware Management Company (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as sub-advisor to the Funds and the approval of the amendment of the existing sub-advisory agreement between DMC and NCRAM (the “Amended Sub-Advisory Agreement”) to include the Funds. In reaching the decision to approve the amendment, The Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Amended Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; and a copy of the Amended Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios, noting that NCRAM had recently begun sub-advising several high-yield fixed income funds in the Nomura Funds complex. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with pro forma profitability analyses of Nomura
    21

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Total Return Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement (continued)
Investment Management Business Trust, including the estimated sub-advisory fee that would be paid to NCRAM.   The Trustees also noted that economies of scale are shared with each Fund and its shareholders through reduced proportionate costs for shareholders and the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines. They also noted that the Manager had put in place a fee waiver for each Fund that was currently in effect, other than for the Nomura Asset Strategy Fund which does not have a fee waiver.
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM had recently begun sub-advising certain high-yield funds within the Nomura Funds complex and that it expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the proposed advisory fee rates under the Amended Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Amended Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.
    22

(5778512)
SA-VIPTR-0826

Delaware VIP® Trust
Nomura VIP Growth Equity Series
(formerly, Macquarie VIP Growth Equity Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Growth Equity Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.53%♣
Communication Services — 9.37%
Alphabet Class A	21,503	$ 7,684,527
Meta Platforms Class A	4,021	2,264,989
Netflix †	12,724	908,494
		10,858,010
Consumer Discretionary — 7.03%
Amazon.com †	24,592	5,861,257
Booking Holdings	9,549	1,702,014
Ferrari	1,574	585,984
		8,149,255
Consumer Staples — 0.15%
Coca-Cola	2,146	174,405
		174,405
Financials — 13.14%
Intercontinental Exchange	14,984	1,844,680
Mastercard Class A	5,913	3,036,917
MSCI	3,469	1,942,779
S&P Global	6,549	2,667,146
Visa Class A	16,722	5,737,151
		15,228,673
Healthcare — 13.71%
Danaher	13,282	2,529,955
Edwards Lifesciences †	22,959	2,076,871
Eli Lilly & Co.	4,638	5,562,956
Gilead Sciences	10,973	1,386,329
IDEXX Laboratories †	2,292	1,206,601
Intuitive Surgical †	5,144	2,045,666
Veeva Systems Class A †	6,108	1,083,987
		15,892,365
Industrials — 7.70%
Broadridge Financial Solutions	3,879	531,229
Equifax	5,222	828,836
General Electric	7,158	2,675,159
Old Dominion Freight Line	1,730	374,718
Verisk Analytics	12,204	2,190,984
Waste Connections	13,902	2,317,325
		8,918,251
Information Technology — 46.79%
Advanced Micro Devices †	10,236	5,946,195
Apple	34,100	9,867,176
Autodesk †	3,538	687,858
Broadcom	9,840	3,717,060
Intuit	3,371	879,831
Microsoft	24,000	8,952,480
Motorola Solutions	4,233	1,757,923
NVIDIA	88,953	17,798,606
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	9,671	$ 4,618,579
		54,225,708
Materials — 1.64%
Vulcan Materials	6,450	1,902,814
		1,902,814
Total Common Stocks (cost $72,622,410)		115,349,481

Short-Term Investments — 0.38%
Money Market Mutual Funds — 0.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	111,981	111,981
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	111,980	111,980
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	111,980	111,980
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	111,980	111,980
Total Short-Term Investments (cost $447,921)		447,921

Total Value of Securities—99.91% (cost $73,070,331)		115,797,402
Receivables and Other Assets Net of Liabilities—0.09%		100,563
Net Assets Applicable to 6,737,293 Shares Outstanding—100.00%		$115,897,965
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.
    1

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Growth Equity Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$115,797,402
Receivable for series shares sold	249,342
Dividends receivable	23,525
Foreign tax reclaims receivable	1,990
Prepaid expenses	666
Other assets	902
Total Assets	116,073,827
Liabilities:
Investment management fees payable to affiliates	61,498
Payable for series shares redeemed	46,540
Accounting and administration expenses payable to non-affiliates	32,431
Audit and tax fees payable	20,310
Other accrued expenses	13,413
Accounting and administration expenses payable to affiliates	767
Dividend disbursing and transfer agent fees and expenses payable to affiliates	722
Legal fees payable to affiliates	181
Total Liabilities	175,862
Total Net Assets	$115,897,965

Net Assets Consist of:
Paid-in capital	$71,662,350
Total distributable earnings (loss)	44,235,615
Total Net Assets	$115,897,965

Net Asset Value

Standard Class:
Net assets	$115,897,965
Shares of beneficial interest outstanding, unlimited authorization, no par	6,737,293
Net asset value per share	$17.20
*Investments, at cost	$73,070,331
See accompanying notes, which are an integral part of the financial statements.
    2

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Growth Equity Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$346,214
Foreign tax withheld	(6,980)
339,234

Expenses:
Management fees	367,088
Accounting and administration expenses	37,684
Audit and tax fees	23,013
Reports and statements to shareholders expenses	6,419
Legal fees	4,899
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	4,667
Trustees’ fees	3,088
Custodian fees	1,501
Other	2,650
451,009
Less expenses waived	(4,893)
Total operating expenses	446,116
Net Investment Income (Loss)	(106,882)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,013,586
Foreign currencies	(12)
Net realized gain (loss)	2,013,574
Net change in unrealized appreciation (depreciation) on investments	(4,119,544)
Net Realized and Unrealized Gain (Loss)	(2,105,970)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,212,852)
See accompanying notes, which are an integral part of the financial statements.
    3

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Growth Equity Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(106,882)	$(156,779)
Net realized gain (loss)	2,013,574	6,763,574
Net change in unrealized appreciation (depreciation)	(4,119,544)	3,355,553
Net increase (decrease) in net assets resulting from operations	(2,212,852)	9,962,348

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(6,728,454)	(9,126,744)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	2,504,135	1,405,599

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,728,454	9,126,744
	9,232,589	10,532,343
Cost of shares redeemed:
Standard Class	(5,049,338)	(11,260,176)
Increase (decrease) in net assets derived from capital share transactions	4,183,251	(727,833)
Net Increase (Decrease) in Net Assets	(4,758,055)	107,771

Net Assets:
Beginning of period	120,656,020	120,548,249
End of period	$115,897,965	$120,656,020
See accompanying notes, which are an integral part of the financial statements.
    4

Financial highlights
Nomura VIP Growth Equity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$18.61	$18.76	$16.27	$15.69	$26.34	$19.79

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	(0.02)	(0.02)	(0.01)	0.02	(0.01)
Net realized and unrealized gain (loss)	(0.34)	1.32	3.62	5.11	(6.55)	7.56
Total from investment operations	(0.36)	1.30	3.60	5.10	(6.53)	7.55

Less dividends and distributions from:
Net investment income	—	—	—	(0.02)	—	(0.01)
Net realized gain	(1.05)	(1.45)	(1.11)	(4.50)	(4.12)	(0.99)
Total dividends and distributions	(1.05)	(1.45)	(1.11)	(4.52)	(4.12)	(1.00)

Net asset value, end of period	$17.20	$18.61	$18.76	$16.27	$15.69	$26.34

Total return[3]	(1.86%)[4]	8.72%	23.41%	38.40%	(26.60%)[4]	39.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,898	$120,656	$120,548	$113,699	$89,735	$131,860
Ratio of expenses to average net assets[5]	0.79%	0.79%	0.75%	0.77%	0.79%	0.75%
Ratio of expenses to average net assets prior to fees waived[5]	0.80%	0.79%	0.75%	0.77%	0.80%	0.75%
Ratio of net investment income (loss) to average net assets	(0.19%)	(0.13%)	(0.10%)	(0.08%)	0.10%	(0.03%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.20%)	(0.13%)	(0.10%)	(0.08%)	0.09%	(0.03%)
Portfolio turnover	15%	24%	9%	16%	105%	31%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    5

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Growth Equity Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Growth Equity Series (formerly, Macquarie VIP Growth Equity Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets.  In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
    6

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series’ Chief Executive Officer and Chief Financial Officer act as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets for the Standard Class from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in
    7

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Growth Equity Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $4,564 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $4,286 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $1,032 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$16,915,483
Sales	19,690,382
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$73,070,331
Aggregate unrealized appreciation of investments	$46,494,444
Aggregate unrealized depreciation of investments	(3,767,373)
Net unrealized appreciation of investments	$42,727,071
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the
    8

asset or liability based on the best information available under the circumstances. Each of the Series’ investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
Level 1
Securities
Assets:
Common Stocks	$115,349,481
Short-Term Investments	447,921
Total Value of Securities	$115,797,402
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2026, there were no Level 3 investments.
    9

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Growth Equity Series
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	145,563	79,454

Shares issued upon reinvestment of dividends and distributions:
Standard Class	396,725	602,823
	542,288	682,277
Shares redeemed:
Standard Class	(289,196)	(624,262)
Net increase	253,092	58,015
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
    10

other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2026, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    11

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Growth Equity Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    12

(5778512)
SA-VIPGE-0826

Delaware VIP® Trust
Nomura VIP Small Cap Value Series
(formerly, Macquarie VIP Small Cap Value Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Small Cap Value Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.12%♣
Consumer Discretionary — 9.11%
Academy Sports & Outdoors	248,200	$ 11,697,666
Acushnet Holdings	123,350	14,620,675
Boyd Gaming	183,800	16,235,054
Choice Hotels International	106,400	11,732,728
Columbia Sportswear	83,000	5,131,060
Group 1 Automotive	53,400	15,548,478
KB Home	178,350	11,162,927
M/I Homes †	101,100	16,255,869
Meritage Homes	217,400	18,228,990
OneSpaWorld Holdings	559,850	15,810,164
Patrick Industries	139,850	12,555,733
Steven Madden	260,000	10,946,000
Texas Roadhouse	58,400	11,284,632
		171,209,976
Consumer Staples — 0.85%
Performance Food Group †	143,203	16,008,663
		16,008,663
Energy — 6.75%
Gulfport Energy †	107,800	18,293,660
International Seaways	276,800	21,200,112
Kinetik Holdings	274,050	13,247,577
Kodiak Gas Services	279,700	21,013,861
Liberty Energy	429,750	11,255,152
Magnolia Oil & Gas Class A	566,200	14,483,396
Matador Resources	282,120	14,043,934
Noble	356,400	13,293,720
		126,831,412
Financials — 29.67%
Amalgamated Financial	384,750	17,660,025
Assurant	78,450	21,066,179
Axis Capital Holdings	273,000	29,331,120
Bank of NT Butterfield & Son	407,900	24,270,050
Bread Financial Holdings	198,400	21,496,640
Columbia Banking System	925,583	29,664,935
ConnectOne Bancorp	563,000	18,826,720
Eastern Bankshares	996,100	22,153,264
Essent Group	322,150	20,707,802
F&G Annuities & Life	420,000	11,167,800
First Financial Bancorp	995,650	33,682,840
FNB	1,636,250	31,219,650
Hancock Whitney	412,550	30,825,736
Hanover Insurance Group	92,400	19,784,688
Hope Bancorp	1,418,670	19,407,406
Merchants Bancorp	356,950	17,847,500
Old National Bancorp	1,254,600	32,494,140
Ridgepost Capital Class A	1,223,190	9,626,505
Selective Insurance Group	212,440	20,608,804
SLM	707,600	18,355,144
Stifel Financial	343,325	23,953,785
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Valley National Bancorp	2,322,950	$ 34,031,217
Voya Financial	233,800	21,165,914
Webster Financial	74,733	5,711,096
WesBanco	579,200	22,606,176
		557,665,136
Healthcare — 2.58%
Bruker	217,450	13,086,141
ICU Medical †	113,200	16,595,120
Integer Holdings †	61,500	5,747,175
Merit Medical Systems †	189,300	13,126,062
		48,554,498
Industrials — 19.93%
Alliance Laundry Holdings †	596,200	15,811,224
CACI International Class A †	47,700	22,097,502
Centuri Holdings †	610,387	18,458,103
Everus Construction Group †	89,975	14,931,351
Gates Industrial †	860,850	24,077,974
Griffon	250,550	24,436,141
Helios Technologies	213,950	19,095,038
Herc Holdings	157,450	22,568,883
Huron Consulting Group †	103,050	9,290,988
ITT	112,980	22,342,925
KBR	340,425	11,754,875
Kirby †	94,250	12,815,173
Leonardo DRS	416,700	17,780,589
Regal Rexnord	117,540	27,996,853
Saia †	27,350	11,518,726
Terex	453,800	32,850,582
Timken	247,600	35,981,232
WESCO International	49,800	17,202,414
Zurn Elkay Water Solutions	270,300	13,658,259
		374,668,832
Information Technology — 7.78%
ACI Worldwide †	326,800	16,434,772
Allegro MicroSystems †	364,250	25,359,085
Belden	160,715	19,271,336
Diodes †	158,750	17,373,600
N-able †	1,368,865	5,023,735
TD SYNNEX	127,950	34,206,153
TTM Technologies †	153,012	28,616,304
		146,284,985
Materials — 6.06%
Ashland	160,850	10,598,407
Avient	387,700	14,329,392
Axalta Coating Systems †	285,600	9,773,232
Constellium †	627,550	20,000,018
HB Fuller	206,950	12,063,116
Knife River †	125,100	10,464,615
    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Louisiana-Pacific	212,016	$ 16,677,179
Ryerson Holding	305,553	7,519,659
Silgan Holdings	269,650	12,509,063
		113,934,681
Real Estate — 8.88%
Agree Realty	297,350	22,521,289
Apple Hospitality REIT	1,070,850	18,000,988
Centerspace	159,000	8,934,210
Independence Realty Trust	1,128,620	18,836,668
Kite Realty Group Trust	991,773	28,146,518
LXP Industrial Trust	370,910	19,984,631
National Health Investors	284,800	21,718,848
Newmark Group Class A	740,609	11,190,602
Sabra Health Care REIT	897,200	17,504,372
		166,838,126
Utilities — 5.51%
Black Hills	262,660	19,541,904
California Water Service Group	254,086	12,361,284
MDU Resources Group	139,063	2,949,526
New Jersey Resources	376,000	21,071,040
OGE Energy	528,200	25,702,212
Southwest Gas Holdings	247,650	21,961,602
		103,587,568
Total Common Stocks (cost $1,186,972,750)		1,825,583,877

Short-Term Investments — 3.00%
Money Market Mutual Funds — 3.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	14,121,386	14,121,386
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	14,121,387	14,121,387
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	14,121,387	$ 14,121,387
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Shares (seven-day effective yield 3.56%)	14,121,387	14,121,387
Total Short-Term Investments (cost $56,485,547)		56,485,547

Total Value of Securities—100.12% (cost $1,243,458,297)		1,882,069,424
Liabilities Net of Receivables and Other Assets—(0.12%)		(2,303,659)
Net Assets Applicable to 43,144,306 Shares Outstanding—100.00%		$1,879,765,765
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Small Cap Value Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$1,882,069,424
Dividends receivable	2,399,585
Receivable for securities sold	713,113
Receivable for series shares sold	203,470
Prepaid expenses	8,871
Foreign tax reclaims receivable	1,847
Other assets	12,778
Total Assets	1,885,409,088
Liabilities:
Payable for series shares redeemed	3,511,452
Investment management fees payable to affiliates	1,046,817
Payable for securities purchased	619,817
Distribution fees payable to affiliates	245,403
Other accrued expenses	198,494
Dividend disbursing and transfer agent fees and expenses payable to affiliates	10,967
Accounting and administration expenses payable to affiliates	6,986
Legal fees payable to affiliates	3,387
Total Liabilities	5,643,323
Total Net Assets	$1,879,765,765

Net Assets Consist of:
Paid-in capital	$1,041,889,349
Total distributable earnings (loss)	837,876,416
Total Net Assets	$1,879,765,765

Net Asset Value

Standard Class:
Net assets	$864,653,997
Shares of beneficial interest outstanding, unlimited authorization, no par	19,798,774
Net asset value per share	$43.67

Service Class:
Net assets	$1,015,111,768
Shares of beneficial interest outstanding, unlimited authorization, no par	23,345,532
Net asset value per share	$43.48
*Investments, at cost	$1,243,458,297
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Small Cap Value Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$17,761,659

Expenses:
Management fees	6,189,346
Distribution expenses — Service Class	1,437,147
Accounting and administration expenses	121,158
Legal fees	72,564
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	68,216
Trustees’ fees	43,682
Audit and tax fees	27,687
Reports and statements to shareholders expenses	22,689
Custodian fees	9,464
Other	24,468
8,016,421
Less expenses paid indirectly	(10)
Total operating expenses	8,016,411
Net Investment Income (Loss)	9,745,248

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	196,465,778
Net change in unrealized appreciation (depreciation) on investments	144,219,356
Net Realized and Unrealized Gain (Loss)	340,685,134
Net Increase (Decrease) in Net Assets Resulting from Operations	$350,430,382
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Small Cap Value Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,745,248	$19,191,350
Net realized gain (loss)	196,465,778	170,288,378
Net change in unrealized appreciation (depreciation)	144,219,356	(60,253,874)
Net increase (decrease) in net assets resulting from operations	350,430,382	129,225,854

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(89,542,620)	(60,401,284)
Service Class	(99,363,512)	(66,167,545)
	(188,906,132)	(126,568,829)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	21,994,606	62,619,467
Service Class	28,565,937	49,676,497

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	89,542,620	60,401,284
Service Class	99,363,512	66,167,545
	239,466,675	238,864,793
Cost of shares redeemed:
Standard Class	(109,576,631)	(133,619,179)
Service Class	(109,556,108)	(130,466,770)
	(219,132,739)	(264,085,949)
Increase (decrease) in net assets derived from capital share transactions	20,333,936	(25,221,156)
Net Increase (Decrease) in Net Assets	181,858,186	(22,564,131)

Net Assets:
Beginning of period	1,697,907,579	1,720,471,710
End of period	$1,879,765,765	$1,697,907,579
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Nomura VIP Small Cap Value Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$40.08	$40.48	$38.39	$37.06	$45.54	$34.16

Income (loss) from investment operations:
Net investment income[2]	0.26	0.50	0.53	0.54	0.36	0.32
Net realized and unrealized gain (loss)	8.03	2.16	3.60	2.70	(5.69)	11.41
Total from investment operations	8.29	2.66	4.13	3.24	(5.33)	11.73

Less dividends and distributions from:
Net investment income	(0.54)	(0.52)	(0.54)	(0.35)	(0.34)	(0.35)
Net realized gain	(4.16)	(2.54)	(1.50)	(1.56)	(2.81)	—
Total dividends and distributions	(4.70)	(3.06)	(2.04)	(1.91)	(3.15)	(0.35)

Net asset value, end of period	$43.67	$40.08	$40.48	$38.39	$37.06	$45.54

Total return[3]	21.60%	8.16%	11.32%	9.45%	(12.09%)	34.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$864,654	$788,493	$798,888	$747,656	$511,974	$522,319
Ratio of expenses to average net assets[4]	0.74%	0.74%	0.74%	0.71%	0.78%	0.75%
Ratio of expenses to average net assets prior to fees waived[4]	0.74%	0.74%	0.74%	0.71%	0.78%	0.75%
Ratio of net investment income to average net assets	1.24%	1.31%	1.36%	1.51%	0.92%	0.77%
Ratio of net investment income to average net assets prior to fees waived	1.24%	1.31%	1.36%	1.51%	0.92%	0.77%
Portfolio turnover	14%	24%	20%	29%	23%	13%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    6

Nomura VIP Small Cap Value Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$39.87	$40.25	$38.14	$36.82	$45.26	$33.98

Income (loss) from investment operations:
Net investment income[2]	0.20	0.39	0.41	0.41	0.24	0.19
Net realized and unrealized gain (loss)	7.98	2.15	3.60	2.70	(5.66)	11.35
Total from investment operations	8.18	2.54	4.01	3.11	(5.42)	11.54

Less dividends and distributions from:
Net investment income	(0.41)	(0.38)	(0.40)	(0.23)	(0.21)	(0.26)
Net realized gain	(4.16)	(2.54)	(1.50)	(1.56)	(2.81)	—
Total dividends and distributions	(4.57)	(2.92)	(1.90)	(1.79)	(3.02)	(0.26)

Net asset value, end of period	$43.48	$39.87	$40.25	$38.14	$36.82	$45.26

Total return[3]	21.41%	7.83%	11.02%	9.10%	(12.35%)	34.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,015,112	$909,415	$921,584	$926,955	$894,572	$1,094,161
Ratio of expenses to average net assets[4]	1.04%	1.04%	1.04%	1.01%	1.08%	1.05%
Ratio of expenses to average net assets prior to fees waived[4]	1.04%	1.04%	1.04%	1.01%	1.08%	1.05%
Ratio of net investment income to average net assets	0.96%	1.01%	1.06%	1.14%	0.62%	0.47%
Ratio of net investment income to average net assets prior to fees waived	0.96%	1.01%	1.06%	1.14%	0.62%	0.47%
Portfolio turnover	14%	24%	20%	29%	23%	13%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    7

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Small Cap Value Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Small Cap Value Series (formerly, Macquarie VIP Small Cap Value Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Class Accounting —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
    8

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series’ Chief Executive Officer and Chief Financial Officer act as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series earned $10 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.78% of the Series’ average daily net assets from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
    9

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Small Cap Value Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.78%	1.08%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $41,875 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $65,741 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $19,566 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$248,718,746
Sales	428,174,049
    10

At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$1,243,458,297
Aggregate unrealized appreciation of investments	$662,675,452
Aggregate unrealized depreciation of investments	(24,064,325)
Net unrealized appreciation of investments	$638,611,127
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ 1,477,769	$4,088,562	$ 5,566,331
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series' investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    11

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Small Cap Value Series
3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
Level 1
Securities
Assets:
Common Stocks	$1,825,583,877
Short-Term Investments	56,485,547
Total Value of Securities	$1,882,069,424
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2026, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	511,633	1,642,440
Service Class	660,078	1,304,464

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,208,748	1,823,710
Service Class	2,460,711	2,004,470
	5,841,170	6,775,084
Shares redeemed:
Standard Class	(2,594,480)	(3,527,119)
Service Class	(2,587,171)	(3,396,260)
	(5,181,651)	(6,923,379)
Net increase (decrease)	659,519	(148,295)
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
    12

6. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2026. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
    13

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Small Cap Value Series
7. Credit and Market Risks (continued)
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2026, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    14

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Small Cap Value Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    15

(5778512)
SA-VIPSCV-0826

Delaware VIP® Trust
Nomura VIP Fund for Income Series
(formerly, Macquarie VIP Fund for Income Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 95.48%
Automotive — 1.92%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	253,000	$ 252,260
Clarios Global 144A 6.75% 9/15/32 #	250,000	255,481
Goodyear Tire & Rubber
5.25% 7/15/31	390,000	347,337
8.875% 7/15/32	25,000	25,233

Nissan Motor Acceptance 144A 6.125% 9/30/30 #	50,000	49,194
Phinia 144A 6.625% 10/15/32 #	174,000	177,873
Tenneco 144A 8.00% 11/17/28 #	105,000	105,716
ZF North America Capital 144A 6.75% 4/23/30 #	150,000	148,869
		1,361,963
Basic Industry — 11.65%
Alcoa Nederland Holding 144A 7.125% 3/15/31 #	200,000	207,681
Alumina Pty 144A 6.125% 3/15/30 #	250,000	254,267
Arsenal AIC Parent 144A 8.00% 10/1/30 #	50,000	52,173
Ashton Woods USA
144A 4.625% 8/1/29 #	50,000	48,238
144A 4.625% 4/1/30 #	50,000	47,479
144A 6.875% 8/1/33 #	25,000	24,810
Beazer Homes USA
7.25% 10/15/29	50,000	50,489
144A 7.50% 3/15/31 #	50,000	49,841
144A 8.00% 1/15/32 #	75,000	75,389
Builders FirstSource
144A 4.25% 2/1/32 #	150,000	139,832
144A 5.00% 3/1/30 #	50,000	49,056
144A 6.375% 6/15/32 #	150,000	152,351
144A 6.375% 3/1/34 #	190,000	192,309
144A 6.75% 5/15/35 #	75,000	76,562

Capstone Copper 144A 6.75% 3/31/33 #	457,000	463,495
Carpenter Technology 144A 5.625% 3/1/34 #	338,000	338,167
Celanese US Holdings
6.50% 4/15/30	27,000	27,535
7.00% 2/15/31	230,000	236,892
7.379% 7/15/32	25,000	26,308
7.70% 11/15/33	75,000	80,176

Century Aluminum 144A 6.875% 8/1/32 #	75,000	77,201
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Chemours
144A 7.875% 3/15/34 #	180,000	$ 181,038
144A 8.00% 1/15/33 #	75,000	76,018

Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	501,639
Commercial Metals
4.125% 1/15/30	25,000	24,243
4.375% 3/15/32	50,000	47,393
144A 5.75% 11/15/33 #	50,000	49,732
144A 6.00% 12/15/35 #	508,000	506,957

Constellium 144A 6.375% 8/15/32 #	300,000	305,927
FMC
3.45% 10/1/29	50,000	46,327
5.65% 5/18/33	50,000	44,882
6.375% 5/18/53	25,000	19,674
144A 8.00% 6/1/31 #	50,000	52,074
Fortescue Treasury
144A 5.875% 4/15/30 #	330,000	334,280
144A 6.125% 4/15/32 #	125,000	128,595

Hybar 144A 7.375% 7/1/34 #	25,000	25,153
JH North America Holdings 144A 5.875% 1/31/31 #	50,000	50,273
K Hovnanian Enterprises 144A 8.00% 4/1/31 #	268,000	276,717
Kaiser Aluminum
144A 4.50% 6/1/31 #	75,000	71,840
144A 5.875% 3/1/34 #	50,000	49,543

KB Home 4.00% 6/15/31	50,000	46,806
Mineral Resources
144A 6.00% 5/1/32 #	25,000	24,747
144A 6.25% 5/1/34 #	25,000	24,598
Novelis
144A 3.875% 8/15/31 #	95,000	86,587
144A 4.75% 1/30/30 #	975,000	943,661
144A 6.375% 8/15/33 #	100,000	100,792
Olin
5.00% 2/1/30	25,000	24,251
144A 6.625% 4/1/33 #	270,000	266,940

Quikrete Holdings 144A 6.75% 3/1/33 #	415,000	423,251
SCIH Salt Holdings
144A 4.875% 5/1/28 #	25,000	24,675
144A 6.625% 5/1/29 #	25,000	24,803

Smyrna Ready Mix Concrete 144A 6.00% 11/1/28 #	90,000	90,230
Solstice Advanced Materials 144A 5.625% 9/30/33 #	25,000	24,858
Standard Building Solutions 144A 6.50% 8/15/32 #	365,000	367,443

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Standard Industries 144A 3.375% 1/15/31 #	255,000	$ 229,673
WR Grace Holdings 144A 6.625% 8/15/32 #	50,000	48,532
WS Escrow 144A 7.75% 6/1/33 #	50,000	51,379
		8,265,782
Capital Goods — 7.73%
Amentum Holdings 144A 7.25% 8/1/32 #	215,000	221,587
Ardagh Group 144A 9.50% 12/1/30 #	25,000	26,741
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	240,000	242,841
ATI
5.125% 10/1/31	75,000	74,514
5.875% 6/15/33	25,000	25,362
7.25% 8/15/30	50,000	51,947
Axon Enterprise
144A 6.125% 3/15/30 #	50,000	51,123
144A 6.25% 3/15/33 #	175,000	179,480
Boeing
6.528% 5/1/34	25,000	27,207
6.858% 5/1/54	75,000	84,353
Bombardier
144A 5.875% 1/15/35 #	50,000	50,248
144A 7.25% 7/1/31 #	175,000	183,325
144A 8.75% 11/15/30 #	110,000	116,413

CACI International 144A 6.375% 6/15/33 #	464,000	470,877
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	507,000	500,520
Columbus McKinnon 144A 7.125% 2/1/33 #	25,000	25,073
Core & Main 144A 6.00% 7/1/34 #	25,000	25,143
Cyprium 144A 6.125% 4/15/31 #	359,000	359,882
Goat Holdco 144A 6.75% 2/1/32 #	170,000	174,360
Manitowoc 144A 9.25% 10/1/31 #	180,000	193,714
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	45,000	46,028
Moog 144A 5.50% 10/15/34 #	355,000	350,482
OI European Group 144A 4.75% 2/15/30 #	75,000	71,290
Owens-Brockway Glass Container
144A 7.25% 5/15/31 #	125,000	123,686
144A 7.375% 6/1/32 #	25,000	23,984
144A 9.50% 6/1/33 #	25,000	25,628
Space Exploration Technologies
144A 5.35% 7/15/31 #	25,000	24,941
144A 5.875% 7/15/36 #	75,000	74,050
144A 6.65% 7/15/56 #	25,000	24,135
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Sword Purchaser
144A 8.25% 4/15/33 #	246,000	$ 254,694
144A 10.50% 4/15/34 #	106,000	110,979

Terex 144A 6.25% 10/15/32 #	350,000	354,735
TransDigm
144A 6.125% 7/31/34 #	177,000	176,994
144A 6.375% 5/31/33 #	225,000	227,291
144A 6.625% 3/1/32 #	55,000	56,478
144A 6.875% 12/15/30 #	445,000	457,627
		5,487,732
Consumer Goods — 1.45%
Fiesta Purchaser 144A 9.625% 9/15/32 #	165,000	162,038
KeHE Distributors
144A 7.125% 4/30/33 #	25,000	25,481
144A 9.00% 2/15/29 #	100,000	104,810

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	100,000	84,230
Newell Brands
6.375% 5/15/30	50,000	50,714
6.625% 9/15/29	50,000	50,868
6.625% 5/15/32	25,000	25,330

Performance Food Group 144A 6.125% 9/15/32 #	50,000	50,674
Post Holdings
144A 4.625% 4/15/30 #	25,000	24,166
144A 6.25% 2/15/32 #	25,000	25,408
144A 6.25% 10/15/34 #	25,000	24,578
144A 6.375% 3/1/33 #	50,000	49,640
144A 6.50% 3/15/36 #	75,000	74,209

Scotts Miracle-Gro 4.00% 4/1/31	50,000	47,038
US Foods
144A 5.75% 4/15/33 #	50,000	50,095
144A 7.25% 1/15/32 #	50,000	51,948
Whirlpool
4.70% 5/14/32	100,000	79,033
144A 7.50% 7/1/31 #	25,000	25,361
144A 7.875% 7/1/34 #	25,000	25,165
		1,030,786
Electric — 4.84%
AES 7.60% 1/15/55 μ	50,000	51,335
Alpha Generation
144A 6.25% 1/15/34 #	25,000	24,616
144A 6.75% 10/15/32 #	75,000	76,414

California Buyer 144A 6.375% 2/15/32 #	247,000	247,742
Constellation Energy Generation
144A 4.625% 2/1/29 #	25,000	24,861
144A 5.00% 2/1/31 #	100,000	99,998

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Edison International
7.875% 6/15/54 μ	50,000	$ 51,461
8.125% 6/15/53 μ	25,000	25,702

Hawaiian Electric 144A 6.00% 10/1/33 #	216,000	214,110
NRG Energy
144A 5.75% 7/15/29 #	125,000	125,190
144A 5.75% 1/15/34 #	125,000	124,090
144A 5.875% 5/15/34 #	75,000	74,641
144A 6.00% 2/1/33 #	150,000	150,859
144A 6.00% 1/15/36 #	400,000	398,952
144A 6.125% 5/15/36 #	100,000	100,089
144A 6.25% 11/1/34 #	200,000	202,593

PG&E 7.375% 3/15/55 μ	125,000	127,453
Talen Energy Supply
144A 6.125% 5/1/31 #	100,000	100,043
144A 6.25% 2/1/34 #	150,000	149,151
144A 6.375% 5/1/33 #	50,000	49,958
144A 6.50% 2/1/36 #	100,000	100,856

TerraForm Power Operating 144A 4.75% 1/15/30 #	50,000	48,401
TransAlta 5.875% 2/1/34	50,000	49,283
Vistra
144A 7.00% 12/15/26 #, μ, ψ	345,000	348,563
144A 8.00% 10/15/26 #, μ, ψ	365,000	368,895

Vistra Operations 144A 6.875% 4/15/32 #	100,000	103,613
		3,438,869
Energy — 13.30%
Antero Midstream Partners
144A 5.75% 10/15/33 #	50,000	49,546
144A 5.75% 7/1/34 #	50,000	49,405
144A 6.625% 2/1/32 #	50,000	51,095

Archrock Partners 144A 6.625% 9/1/32 #	355,000	362,253
Ascent Resources Utica Holdings 144A 9.00% 11/1/27 #	75,000	83,309
Blue Racer Midstream 144A 7.25% 7/15/32 #	50,000	51,758
Bristow Group 144A 6.75% 2/1/33 #	176,000	176,638
Buckeye Partners
5.85% 11/15/43	25,000	22,939
144A 6.75% 2/1/30 #	25,000	25,833
144A 6.875% 7/1/29 #	50,000	51,071
Comstock Resources
144A 5.875% 1/15/30 #	100,000	94,379
144A 6.75% 3/1/29 #	75,000	73,900

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Crescent Energy Finance 144A 8.375% 1/15/34 #	160,000	$ 164,898
DBR Land Holdings 144A 6.25% 12/1/30 #	50,000	50,807
Delek Logistics Partners
144A 6.875% 6/1/34 #	75,000	74,690
144A 7.375% 6/30/33 #	75,000	76,457
144A 8.625% 3/15/29 #	29,000	30,158
Energy Transfer
6.50% 2/15/56 μ	75,000	75,667
6.75% 2/15/56 μ	50,000	51,098
7.125% 10/1/54 μ	25,000	25,798

Excelerate Energy 144A 8.00% 5/15/30 #	75,000	79,136
Genesis Energy
6.75% 3/15/34	185,000	183,680
7.875% 5/15/32	85,000	87,695

Gulfport Energy Operating 144A 6.75% 9/1/29 #	340,000	347,195
Harvest Midstream I
144A 6.75% 5/15/34 #	50,000	50,736
144A 7.50% 5/15/32 #	50,000	51,816
Hess Midstream Operations
144A 5.50% 10/15/30 #	25,000	24,960
144A 6.50% 6/1/29 #	25,000	25,525
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	511,988
144A 6.00% 2/1/31 #	58,000	56,214
Howard Midstream Energy Partners
144A 6.625% 1/15/34 #	50,000	50,454
144A 7.375% 7/15/32 #	75,000	77,719

ITT Holdings 144A 6.50% 8/1/29 #	25,000	24,721
Kinetik Holdings 144A 5.875% 6/15/30 #	50,000	50,313
Kraken Oil & Gas Partners 144A 7.125% 5/15/31 #	25,000	24,461
Martin Midstream Partners 144A 11.50% 2/15/28 #	100,000	100,818
Matador Resources 144A 6.25% 4/15/33 #	260,000	259,184
Murphy Oil 6.00% 10/1/32	139,000	138,514
Nabors Industries
144A 7.625% 11/15/32 #	190,000	194,524
144A 8.875% 8/15/31 #	71,000	72,945
NGL Energy Operating
144A 8.125% 2/15/29 #	25,000	25,891
144A 8.375% 2/15/32 #	350,000	364,523
Noble Finance II
144A 6.25% 6/15/34 #	50,000	49,035
144A 8.00% 4/15/30 #	217,000	224,947

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Northern Oil & Gas
144A 7.875% 10/15/33 #	75,000	$ 74,575
144A 8.75% 6/15/31 #	75,000	77,290

Northriver Midstream Finance 144A 6.75% 7/15/32 #	50,000	50,664
NuStar Logistics 6.375% 10/1/30	278,000	287,417
ONEOK
5.05% 4/1/45	25,000	22,108
5.45% 6/1/47	75,000	68,899
5.60% 4/1/44	25,000	23,661

Par Petroleum 144A 7.375% 6/1/34 #	25,000	25,313
PBF Holding 144A 7.25% 6/1/34 #	25,000	24,766
Prairie Acquiror 144A 9.00% 8/1/29 #	50,000	52,141
Rockies Express Pipeline
144A 4.95% 7/15/29 #	50,000	49,371
144A 6.875% 4/15/40 #	50,000	51,245
SM Energy
144A 6.625% 4/15/34 #	177,000	174,329
144A 8.625% 11/1/30 #	355,000	372,990

Solaris Energy Infrastructure 144A 6.375% 5/15/31 #	50,000	50,583
South Bow Canadian Infrastructure Holdings
7.50% 3/1/55 μ	50,000	53,461
7.625% 3/1/55 μ	50,000	52,393
Sunoco
144A 4.50% 10/1/29 #	75,000	72,883
144A 4.625% 5/1/30 #	25,000	24,163
144A 5.625% 3/15/31 #	25,000	24,828
144A 5.875% 3/15/34 #	25,000	24,672
144A 6.25% 7/1/33 #	100,000	100,945
144A 7.25% 5/1/32 #	200,000	207,577
144A 7.875% 9/18/30 #, μ, ψ	225,000	234,131

Superior Plus 144A 4.50% 3/15/29 #	25,000	24,254
Tallgrass Energy Partners
144A 6.00% 12/31/30 #	25,000	25,024
144A 6.00% 9/1/31 #	50,000	49,490
144A 7.375% 2/15/29 #	50,000	51,467

Talos Production 144A 9.375% 2/1/31 #	75,000	78,817
TransMontaigne Partners 144A 8.50% 6/15/30 #	25,000	25,488
Transocean International
144A 7.875% 10/15/32 #	333,000	347,807
144A 8.50% 5/15/31 #	80,000	83,101
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
USA Compression Partners
144A 6.25% 10/1/33 #	350,000	$ 347,217
144A 7.125% 3/15/29 #	140,000	143,472

Valaris 144A 8.375% 4/30/30 #	65,000	67,530
Venture Global Calcasieu Pass
144A 4.125% 8/15/31 #	50,000	46,962
144A 6.00% 5/1/36 #	50,000	50,568
144A 6.25% 1/15/30 #	25,000	25,617
Venture Global LNG
144A 6.375% 12/15/34 #	50,000	49,168
144A 7.00% 1/15/30 #	175,000	178,567
144A 8.375% 6/1/31 #	340,000	354,043
144A 9.00% 9/30/29 #, μ, ψ	50,000	48,842
Venture Global Plaquemines LNG
144A 6.125% 12/15/30 #	168,000	171,971
144A 6.50% 6/15/34 #	75,000	78,171
144A 6.75% 1/15/36 #	50,000	53,039
144A 7.50% 5/1/33 #	178,000	195,436

WBI Operating 144A 6.25% 10/15/30 #	25,000	25,153
		9,440,302
Financial Services — 5.72%
Ally Financial 7.10% 8/15/31 μ, ψ	50,000	50,691
Azorra Finance 144A 7.75% 4/15/30 #	125,000	129,761
Coinbase Global
144A 3.375% 10/1/28 #	210,000	199,480
144A 3.625% 10/1/31 #	170,000	148,201
CrossCountry Intermediate HoldCo
144A 6.50% 10/1/30 #	86,000	84,872
144A 6.75% 12/1/32 #	50,000	48,320
FirstCash
144A 4.625% 9/1/28 #	25,000	24,591
144A 5.625% 1/1/30 #	25,000	24,869
144A 6.875% 3/1/32 #	50,000	51,442

Freedom Mortgage Holdings 144A 9.25% 2/1/29 #	50,000	51,852
FS KKR Capital 7.50% 8/1/31	25,000	24,909
FTAI Aviation Investors 144A 7.00% 6/15/32 #	365,000	377,724
Icahn Enterprises
5.25% 5/15/27	205,000	202,728
9.75% 1/15/29	75,000	73,615
144A 10.00% 11/15/29 #	75,000	74,060
Jane Street Group
144A 4.50% 11/15/29 #	50,000	48,767
144A 6.125% 11/1/32 #	50,000	50,034
144A 6.75% 5/1/33 #	75,000	77,168

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)

Jefferson Capital Holdings 144A 8.25% 5/15/30 #	70,000	$ 73,644
LFS Topco 144A 8.75% 7/15/30 #	50,000	50,263
Navient
4.875% 3/15/28	75,000	73,609
9.375% 10/15/31	25,000	24,936
OneMain Finance
6.625% 5/15/29	251,000	256,248
6.75% 3/15/32	150,000	150,548
6.75% 9/15/33	172,000	170,484
7.125% 9/15/32	86,000	87,555
7.875% 3/15/30	125,000	130,211
PennyMac Financial Services
144A 6.875% 5/15/32 #	175,000	171,411
144A 6.875% 2/15/33 #	255,000	248,827

PHH Escrow Issuer 144A 9.875% 11/1/29 #	25,000	24,491
Rocket
144A 6.125% 8/1/30 #	25,000	25,441
144A 6.375% 8/1/33 #	175,000	178,188
144A 6.50% 8/1/29 #	50,000	51,097
144A 6.50% 6/15/34 #	25,000	25,673
144A 7.125% 2/1/32 #	50,000	51,926
Rocket Mortgage
144A 3.875% 3/1/31 #	50,000	46,810
144A 4.00% 10/15/33 #	150,000	135,089

SLM 6.495% 5/15/32 μ	25,000	25,002
United Wholesale Mortgage 144A 5.50% 4/15/29 #	50,000	46,485
UWM Holdings 144A 6.25% 3/15/31 #	246,000	219,433
WEX 144A 6.50% 3/15/33 #	50,000	49,823
		4,060,278
Healthcare — 10.72%
1261229 BC 144A 10.00% 4/15/32 #	550,000	557,428
Acadia Healthcare 144A 5.50% 7/1/28 #	50,000	49,801
AMN Healthcare
144A 4.00% 4/15/29 #	50,000	48,459
144A 6.50% 1/15/31 #	250,000	251,667

AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	191,890
Avantor Funding 144A 3.875% 11/1/29 #	425,000	406,015
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Bausch Health
144A 4.875% 6/1/28 #	25,000	$ 23,136
144A 5.00% 1/30/28 #	50,000	44,415
144A 5.25% 1/30/30 #	25,000	16,019
144A 5.25% 2/15/31 #	25,000	14,779
144A 6.25% 2/15/29 #	50,000	37,656
144A 7.00% 1/15/28 #	25,000	22,609
144A 7.25% 5/30/29 #	50,000	37,719
144A 11.00% 9/30/28 #	50,000	50,958
144A 14.00% 10/15/30 #	25,000	23,628

Bausch Health Americas 144A 8.50% 1/31/27 #	100,000	99,893
Carriage Services 144A 4.25% 5/15/29 #	50,000	47,997
Centene
3.00% 10/15/30	375,000	339,603
4.625% 12/15/29	75,000	72,794

Charlotte Buyer 144A 8.00% 6/30/31 #	25,000	25,323
CHS
144A 4.75% 2/15/31 #	296,000	272,515
144A 6.125% 4/1/30 #	90,000	80,888
144A 6.875% 4/15/29 #	90,000	88,595
144A 9.75% 1/15/34 #	265,000	277,013

Concentra Health Services 144A 6.875% 7/15/32 #	25,000	25,910
CVS Health 7.00% 3/10/55 μ	100,000	103,864
DaVita
144A 3.75% 2/15/31 #	240,000	222,481
144A 4.625% 6/1/30 #	210,000	203,568
144A 6.75% 7/15/33 #	25,000	25,811
144A 6.875% 9/1/32 #	50,000	51,595

Encompass Health 144A 5.875% 6/1/34 #	50,000	49,931
GENMAB 144A 6.25% 12/15/32 #	355,000	361,980
Global Medical Response 144A 7.375% 10/1/32 #	232,000	240,561
LifePoint Health
144A 5.375% 1/15/29 #	25,000	24,003
144A 7.00% 5/1/34 #	75,000	71,939
144A 10.00% 6/1/32 #	50,000	49,978

Medline Borrower 144A 5.25% 10/1/29 #	260,000	258,542
Molina Healthcare
144A 3.875% 11/15/30 #	25,000	23,330
144A 3.875% 5/15/32 #	25,000	22,616
144A 6.50% 2/15/31 #	250,000	254,636

Opal Bidco 144A 6.50% 3/31/32 #	320,000	326,624
Organon & Co. 144A 5.125% 4/30/31 #	435,000	430,557

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Prestige Brands 144A 6.25% 7/15/34 #	50,000	$ 50,000
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	285,000	278,752
Select Medical 144A 6.25% 12/1/32 #	25,000	24,302
Service Corp International
4.00% 5/15/31	100,000	94,457
5.75% 10/15/32	50,000	50,264

Surgery Center Holdings 144A 7.25% 4/15/32 #	245,000	248,330
Teleflex 144A 5.875% 1/15/32 #	25,000	25,220
Tenet Healthcare
4.25% 6/1/29	100,000	97,244
4.375% 1/15/30	25,000	24,242
144A 5.50% 11/15/32 #	585,000	581,988
144A 6.00% 11/15/33 #	25,000	25,237
6.125% 6/15/30	225,000	226,930
6.75% 5/15/31	50,000	51,245
		7,606,937
Insurance — 1.11%
Acrisure
144A 6.75% 7/1/32 #	350,000	314,896
144A 7.50% 11/6/30 #	75,000	71,184

Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	268,000	257,842
Asurion 144A 8.375% 2/1/34 #	100,000	92,641
Baldwin Insurance Group Holdings 144A 7.125% 5/15/31 #	50,000	50,253
		786,816
Leisure — 4.77%
AMC Entertainment Holdings 144A 7.50% 2/15/29 #	150,000	139,453
Boyd Gaming 144A 4.75% 6/15/31 #	425,000	410,604
Carnival
144A 5.125% 5/1/29 #	50,000	49,947
144A 5.75% 8/1/32 #	150,000	151,653
144A 5.875% 6/15/31 #	75,000	76,390
144A 6.125% 2/15/33 #	263,000	266,313
Churchill Downs
144A 5.50% 4/1/27 #	50,000	50,012
144A 5.75% 4/1/30 #	50,000	49,980
Cinemark USA
144A 5.25% 7/15/28 #	50,000	49,949
144A 7.00% 8/1/32 #	25,000	25,807
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Hilton Domestic Operating
144A 3.625% 2/15/32 #	25,000	$ 22,894
144A 4.00% 5/1/31 #	120,000	113,463
4.875% 1/15/30	25,000	24,929
144A 5.50% 9/15/31 #	75,000	75,233
144A 5.50% 3/31/34 #	50,000	49,595
144A 5.75% 9/15/33 #	50,000	50,212
144A 5.875% 3/15/33 #	75,000	75,720

Hilton Grand Vacations Borrower Escrow 144A 4.875% 7/1/31 #	75,000	70,536
Life Time 144A 6.00% 11/15/31 #	365,000	370,845
Lindblad Expeditions 144A 7.00% 9/15/30 #	178,000	184,148
Muvico PIK 144A 15.00% 2/19/29 #, >>>	216,300	236,531
NCL 144A 6.75% 2/1/32 #	125,000	124,807
Penn Entertainment 144A 4.125% 7/1/29 #	90,000	86,339
Pioneer Opco 144A 7.00% 5/15/33 #	25,000	25,471
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	75,000	75,169
144A 5.50% 4/1/28 #	50,000	50,484
144A 5.625% 9/30/31 #	75,000	75,652
144A 6.00% 2/1/33 #	25,000	25,360
144A 6.25% 3/15/32 #	50,000	51,116

Six Flags Entertainment 144A 8.625% 1/15/32 #	73,000	75,215
Travel + Leisure 144A 6.125% 9/1/33 #	50,000	49,510
Viking Cruises
144A 5.875% 10/15/33 #	50,000	50,103
144A 9.125% 7/15/31 #	75,000	78,626

VOC Escrow 144A 5.00% 2/15/28 #	50,000	49,966
Wynn Resorts Finance 144A 6.25% 3/15/33 #	25,000	25,107
		3,387,139
Media — 8.92%
AMC Global Media 4.25% 2/15/29	25,000	22,123
CCO Holdings
144A 4.25% 2/1/31 #	25,000	22,534
144A 4.50% 8/15/30 #	875,000	813,932
4.50% 5/1/32	45,000	39,758
144A 4.75% 2/1/32 #	75,000	66,949
144A 7.00% 2/1/33 #	176,000	172,747

Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	195,000	205,457

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

CMG Media 144A 8.875% 6/18/29 #	225,000	$ 164,887
CSC Holdings 144A 4.50% 11/15/31 #	200,000	118,328
Directv Financing
144A 8.875% 2/1/30 #	75,000	76,424
144A 9.25% 6/1/32 #	75,000	76,258
144A 10.00% 2/15/31 #	75,000	77,877
Discovery Communications
3.625% 5/15/30	100,000	93,073
3.95% 3/20/28	25,000	24,641
4.125% 5/15/29	150,000	148,614
5.00% 9/20/37	25,000	19,750
Discovery Global Holdings
4.054% 3/15/29	50,000	49,533
4.279% 3/15/32	100,000	89,797
5.05% 3/15/42	175,000	128,418
DISH DBS
5.125% 6/1/29 ‡	75,000	67,557
144A 5.25% 12/1/26 #	100,000	98,994
144A 5.75% 12/1/28 #	125,000	121,193
7.375% 7/1/28 ‡	50,000	48,050
7.75% 7/1/26 ‡	75,000	75,000

EW Scripps 144A 9.875% 8/15/30 #	75,000	65,708
Gray Media
144A 5.375% 11/15/31 #	481,000	323,088
144A 7.25% 8/15/33 #	155,000	152,760
iHeartCommunications
144A 4.75% 1/15/28 #	130,000	124,570
144A 7.00% 1/15/31 #	25,000	22,047
144A 7.75% 8/15/30 #	100,000	93,374
144A 9.125% 5/1/29 #	120,000	116,542
144A 10.875% 5/1/30 #	125,000	108,688

Lamar Media 144A 5.375% 11/1/33 #	50,000	49,041
McGraw-Hill Education 144A 7.375% 9/1/31 #	108,000	109,845
Nexstar Media 144A 6.50% 9/15/33 #	241,000	241,145
OAK-Eagle Acquireco 144A 7.25% 7/1/33 #	244,355	255,754
Outfront Media Capital 144A 4.25% 1/15/29 #	50,000	48,714
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Paramount Global
4.20% 6/1/29	50,000	$ 47,979
4.20% 5/19/32	25,000	21,702
4.375% 3/15/43	50,000	32,298
4.60% 1/15/45	25,000	15,933
4.95% 1/15/31	185,000	172,020
4.95% 5/19/50	75,000	48,470
5.25% 4/1/44	25,000	17,188
5.85% 9/1/43	100,000	74,924
6.875% 4/30/36	100,000	93,850
7.875% 7/30/30	25,000	26,263

Playtika Holding 144A 4.25% 3/15/29 #	50,000	44,794
RR Donnelley & Sons
144A 9.50% 8/1/29 #	50,000	51,890
PIK 144A 11.00% 6/1/31 #, «	75,000	72,823

RRD Parent 144A 13.00% 2/4/30 #, ψ	25,000	26,938
Sinclair Television Group 144A 8.125% 2/15/33 #	50,000	51,421
Sirius XM Radio
144A 3.875% 9/1/31 #	100,000	90,878
144A 4.00% 7/15/28 #	566,000	551,470

Snap 144A 6.875% 3/1/33 #	110,000	107,285
Univision Communications 144A 7.375% 6/30/30 #	250,000	250,882
		6,332,178
Real Estate — 4.14%
Anywhere Real Estate Group
144A 5.25% 4/15/30 #	25,000	24,143
144A 5.75% 1/15/29 #	100,000	99,533
144A 7.00% 4/15/30 #	150,000	151,700
Iron Mountain
144A 4.50% 2/15/31 #	125,000	119,620
144A 5.25% 3/15/28 #	460,000	459,665
144A 5.25% 7/15/30 #	260,000	256,268
144A 6.25% 1/15/33 #	125,000	126,370
144A 6.25% 1/15/35 #	100,000	100,515

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	225,000	216,311
Millrose Properties 144A 6.375% 8/1/30 #	268,000	271,806
MPT Operating Partnership
3.50% 3/15/31	25,000	17,209
4.625% 8/1/29	50,000	40,229
5.00% 10/15/27	145,000	140,736
144A 8.50% 2/15/32 #	75,000	76,837

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)

Outfront Media Capital 144A 4.625% 3/15/30 #	75,000	$ 72,786
RHP Hotel Properties 144A 6.50% 6/15/33 #	345,000	354,189
Rithm Capital
144A 8.00% 4/1/29 #	75,000	75,362
144A 8.00% 7/15/30 #	50,000	49,911
144A 8.50% 6/1/31 #	50,000	50,180

RLJ Lodging Trust 144A 4.00% 9/15/29 #	100,000	95,307
Starwood Property Trust
144A 6.125% 6/1/31 #	25,000	25,148
144A 6.50% 7/1/30 #	114,000	116,635
		2,940,460
Real Estate Services — 0.55%
AmeriGas Partners
144A 6.875% 6/1/31 #	50,000	50,656
144A 9.50% 6/1/30 #	25,000	26,840
Ferrellgas
144A 5.875% 4/1/29 #	140,000	136,252
144A 9.25% 1/15/31 #	100,000	105,455

Suburban Propane Partners 144A 5.00% 6/1/31 #	75,000	71,135
		390,338
Retail — 3.17%
1011778 BC
144A 4.00% 10/15/30 #	230,000	217,264
144A 6.125% 6/15/29 #	50,000	50,776

Academy 144A 5.875% 5/15/31 #	50,000	50,032
Albertsons
144A 4.875% 2/15/30 #	100,000	96,806
144A 5.50% 3/31/31 #	50,000	48,917
144A 5.625% 3/31/32 #	100,000	96,735
144A 5.75% 3/31/34 #	70,000	66,752
144A 6.25% 3/15/33 #	25,000	24,794
144A 6.50% 2/15/28 #	75,000	75,662
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	87,694
4.75% 3/1/30	245,000	238,341

Bath & Body Works 6.875% 11/1/35	170,000	174,196
Ingles Markets 144A 4.00% 6/15/31 #	75,000	70,819
Kroger
5.00% 9/15/34	50,000	49,359
5.50% 9/15/54	75,000	70,397
5.65% 9/15/64	75,000	70,357

Magnera 144A 7.25% 11/15/31 #	110,000	107,477
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Michaels
144A 8.50% 3/15/33 #	55,000	$ 54,510
144A 11.00% 3/15/34 #	25,000	24,504
Murphy Oil USA
144A 3.75% 2/15/31 #	450,000	421,180
144A 5.875% 6/1/34 #	50,000	50,188

Yum! Brands 5.375% 4/1/32	105,000	104,494
		2,251,254
Services — 5.55%
ADT Security 144A 4.125% 8/1/29 #	470,000	450,894
Albion Financing 1 144A 7.00% 5/21/30 #	205,000	212,402
Allied Universal Holdco
Allied Universal Holdco 144A 6.00% 6/1/29 #	360,000	357,720
144A 7.875% 2/15/31 #	185,000	193,495

APi Group DE 144A 5.75% 6/1/34 #	25,000	24,779
Avis Budget Car Rental
144A 4.75% 4/1/28 #	100,000	98,415
144A 5.375% 3/1/29 #	50,000	49,046
144A 8.00% 2/15/31 #	25,000	25,266
144A 8.375% 6/15/32 #	75,000	75,557
EquipmentShare.com
144A 8.00% 3/15/33 #	50,000	51,228
144A 8.625% 5/15/32 #	100,000	104,149
144A 9.00% 5/15/28 #	25,000	25,534

Gaia Purchaser 144A 7.625% 7/15/33 #	50,000	50,604
Garda World Security 144A 8.25% 8/1/32 #	50,000	51,212
GEO Group 10.25% 4/15/31	50,000	54,052
GFL Environmental 144A 6.75% 1/15/31 #	25,000	25,751
GFL Environmental Holdings US
144A 5.50% 2/1/34 #	25,000	24,484
144A 5.625% 7/1/31 #	75,000	75,050
Herc Holdings
144A 6.00% 3/15/34 #	179,000	177,995
144A 6.625% 6/15/29 #	50,000	51,085

Hertz 144A 12.625% 7/15/29 #	50,000	40,737
Imola Merger 144A 4.75% 5/15/29 #	139,000	136,599
Neptune Bidco US
144A 9.29% 4/15/29 #	135,000	137,783
144A 9.50% 2/15/33 #	50,000	50,615

NESCO Holdings II 144A 5.50% 4/15/29 #	50,000	49,772

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)

QXO Building Products 144A 6.75% 4/30/32 #	89,000	$ 91,953
Staples 144A 10.75% 9/1/29 #	125,000	119,345
Synergy Infrastructure Holdings
144A 7.00% 7/15/34 #	25,000	25,373
144A 7.875% 12/1/30 #	142,000	148,764
TKC Holdings
144A 8.50% 8/15/30 #	50,000	51,493
144A 12.00% 2/15/31 #	50,000	52,736
United Rentals North America
3.75% 1/15/32	50,000	46,390
3.875% 2/15/31	25,000	23,636
4.00% 7/15/30	100,000	95,680
144A 5.375% 11/15/33 #	25,000	24,642
144A 6.00% 12/15/29 #	25,000	25,424
144A 6.125% 3/15/34 #	50,000	51,322

WESCO Distribution 144A 5.25% 4/15/31 #	221,000	219,285
Williams Scotsman 144A 6.625% 4/15/30 #	355,000	365,986
		3,936,253
Technology & Electronics — 2.80%
Black Pearl Compute 144A 6.125% 2/15/31 #	177,000	179,490
Cipher Compute 144A 7.125% 11/15/30 #	107,000	111,363
Cloud Software Group
144A 6.50% 3/31/29 #	334,000	324,321
144A 8.25% 6/30/32 #	25,000	23,449

Coherent 144A 5.00% 12/15/29 #	100,000	98,514
Core Scientific Finance I 144A 7.75% 5/15/31 #	150,000	152,220
Entegris 144A 5.95% 6/15/30 #	230,000	232,571
Flash Compute 144A 7.25% 12/31/30 #	75,000	77,210
McAfee 144A 7.375% 2/15/30 #	75,000	63,793
Nokia Oyj 6.625% 5/15/39	25,000	26,588
Seagate Data Storage Technology
144A 5.75% 12/1/34 #	210,000	213,567
5.875% 7/15/30	50,000	50,919
144A 9.625% 12/1/32 #	75,000	82,748

WULF Compute 144A 7.75% 10/15/30 #	238,000	250,129
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	101,276
		1,988,158
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications — 6.18%
Altice France
144A 6.50% 10/15/31 #	50,000	$ 48,501
144A 6.50% 4/15/32 #	150,000	145,089
144A 6.875% 10/15/30 #	50,000	48,552
144A 6.875% 7/15/32 #	105,000	101,939
144A 9.50% 11/1/29 #	125,000	126,986

Altice France Lux 3 144A 10.00% 1/15/33 #	175,000	172,322
APLD ComputeCo 144A 9.25% 12/15/30 #	160,000	172,697
APLD ComputeCo 3 144A 7.00% 6/15/31 #	75,000	74,940
AT&T 6.00% 4/30/56	155,000	149,903
CoreWeave
144A 9.25% 6/1/30 #	50,000	50,362
144A 9.625% 7/15/32 #	75,000	73,972
144A 9.75% 10/1/31 #	350,000	349,476

Digicel International Finance 144A 8.625% 8/1/32 #	200,000	206,080
EchoStar
PIK 6.75% 11/30/30 >	150,000	152,678
10.75% 11/30/29	195,000	210,834

ELK Grove Village Property 144A 7.50% 6/15/31 #	50,000	50,376
Level 3 Financing
144A 6.875% 6/30/33 #	25,000	25,701
144A 7.00% 3/31/34 #	75,000	77,387
144A 7.50% 2/15/37 #	25,000	25,682
144A 8.50% 1/15/36 #	50,000	53,731

Lumen Technologies 144A 5.375% 6/15/29 #	25,000	24,378
Meridian Arc Holdco 144A 6.25% 4/30/31 #	250,000	250,724
PR RNO Property Owner 1 144A 6.50% 5/1/31 #	25,000	24,981
Rogers Communications 7.125% 4/15/55 μ	50,000	51,393
Stingray Compute 144A 6.00% 6/15/31 #	50,000	50,161
SV RNO Property Owner 1 144A 5.875% 3/1/31 #	115,000	113,415
Uniti Group
144A 6.00% 1/15/30 #	75,000	73,326
144A 8.625% 6/15/32 #	150,000	156,609

Uniti Services 144A 7.50% 10/15/33 #	255,000	268,528
Viasat 144A 7.50% 5/30/31 #	75,000	75,833
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	398,958
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	249,713

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

Windstream Services 144A 8.25% 10/1/31 #	175,000	$ 184,641
Yondr JK 1 144A 6.875% 6/30/31 #	50,000	50,163
Zayo Group Holdings PIK 144A 13.75% 9/9/30 #, «	100,000	98,898
		4,388,929
Transportation — 0.96%
Alaska Airlines 144A 6.50% 6/1/31 #	50,000	50,325
American Airlines
144A 5.75% 4/20/29 #	195,000	195,494
144A 7.25% 2/15/28 #	50,000	50,651

JetBlue Airways 144A 9.875% 9/20/31 #	50,000	45,353
PODS 144A 8.75% 5/15/31 #	75,000	73,468
United Airlines Holdings 5.375% 3/1/31	88,000	87,478
VistaJet Malta Finance 144A 6.375% 2/1/30 #	75,000	71,439
XPO 144A 7.125% 2/1/32 #	100,000	103,783
		677,991
Total Corporate Bonds (cost $68,040,667)		67,772,165

Loan Agreements — 0.36%
Basic Industry — 0.11%
Usalco 7.144% (SOFR01M + 3.50%) 9/30/31 •	74,577	74,483
		74,483
Media — 0.24%
Discovery Global Holdings 6.144% (SOFR01M + 2.50%) 6/3/33 •	24,519	24,556
iHeartCommunications Tranche B TBD 5/1/29 X	75,000	71,750
Sinclair Television Group Tranche B-6 TBD 12/31/29 X	50,000	43,938
Univision Communications 1st Lien 7.982% (SOFR03M + 4.25%) 6/24/29 •	30,724	30,750
		170,994
Telecommunications — 0.01%
Coreweave Compute Acquisition 8.12% (SOFR01M + 4.50%) 11/6/31 •	8,879	9,070
		9,070
Total Loan Agreements (cost $257,036)		254,547
	Number of shares	Value (US $)
Short-Term Investments — 2.69%
Money Market Mutual Funds — 2.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	477,485	$ 477,485
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	477,485	477,485
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	477,485	477,485
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	477,486	477,486
Total Short-Term Investments (cost $1,909,941)		1,909,941

Total Value of Securities—98.53% (cost $70,207,644)		69,936,653
Receivables and Other Assets Net of Liabilities—1.47%		1,040,373
Net Assets Applicable to 13,186,502 Shares Outstanding—100.00%		$70,977,026
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $59,241,771, which represents 83.47% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>>>	PIK. 60% of the income received was in cash and 40% was in principal.
‡	Security is currently in default.
«	PIK. The first payment of cash and/or principal will be made after June 30, 2026.
>	PIK. 100% of the income received was in the form of cash.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2026:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition TBD 11/6/31 X	$16,121	$16,468	$15,961	$507
Summary of abbreviations:
FMC – First Mile Connectivity
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Fund for Income Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$69,936,653
Cash	138,774
Interest receivable	1,156,866
Receivable for securities sold	463,273
Receivable for series shares sold	15,216
Unrealized appreciation on unfunded loan commitments**	507
Prepaid expenses	369
Other assets	633
Total Assets	71,712,291
Liabilities:
Payable for securities purchased	591,259
Other accrued expenses	64,433
Payable for series shares redeemed	51,770
Investment management fees payable to affiliates	25,518
Distribution fees payable to affiliates	805
Accounting and administration expenses payable to affiliates	598
Dividend disbursing and transfer agent fees and expenses payable to affiliates	443
Legal fees payable to affiliates	439
Total Liabilities	735,265
Total Net Assets	$70,977,026

Net Assets Consist of:
Paid-in capital	$83,005,096
Total distributable earnings (loss)	(12,028,070)
Total Net Assets	$70,977,026

Net Asset Value

Standard Class:
Net assets	$67,678,529
Shares of beneficial interest outstanding, unlimited authorization, no par	12,563,532
Net asset value per share	$5.39

Service Class:
Net assets	$3,298,497
Shares of beneficial interest outstanding, unlimited authorization, no par	622,970
Net asset value per share	$5.29
*Investments, at cost	$70,207,644
**See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Fund for Income Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Interest	$2,327,456
Dividends	30,960
2,358,416

Expenses:
Management fees	229,159
Distribution expenses — Service Class	4,626
Accounting and administration expenses	35,682
Audit and tax fees	31,654
Reports and statements to shareholders expenses	7,408
Legal fees	5,074
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,847
Trustees’ fees	1,872
Custodian fees	1,025
Other	11,052
330,399
Less expenses waived	(64,883)
Less expenses paid indirectly	(1)
Total operating expenses	265,515
Net Investment Income (Loss)	2,092,901

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(451,774)
Net change in unrealized appreciation (depreciation) on investments	(1,001,070)
Net Realized and Unrealized Gain (Loss)	(1,452,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	$640,057
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Fund for Income Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,092,901	$4,429,392
Net realized gain (loss)	(451,774)	(201,073)[1]
Net increase from payment by affiliates	—	561[2]
Net change in unrealized appreciation (depreciation)	(1,001,070)	2,001,538
Net increase (decrease) in net assets resulting from operations	640,057	6,230,418

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,246,319)	(4,642,210)
Service Class	(205,944)	(130,367)
	(4,452,263)	(4,772,577)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	852,611	606,040
Service Class	575,638	1,175,768

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,246,319	4,642,210
Service Class	205,944	130,367
	5,880,512	6,554,385
Cost of shares redeemed:
Standard Class	(2,741,425)	(7,856,909)
Service Class	(183,178)	(273,593)
	(2,924,603)	(8,130,502)
Increase (decrease) in net assets derived from capital share transactions	2,955,909	(1,576,117)
Net Decrease in Net Assets	(856,297)	(118,276)

Net Assets:
Beginning of period	71,833,323	71,951,599
End of period	$70,977,026	$71,833,323
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Fund for Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$5.69	$5.60	$5.65	$5.31	$6.41	$6.44

Income (loss) from investment operations:
Net investment income[2]	0.16	0.35	0.36	0.35	0.30	0.28
Net realized and unrealized gain (loss)	(0.10)	0.13	(0.02)	0.33	(0.99)	0.02
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	0.06	0.48	0.34	0.68	(0.69)	0.30

Less dividends and distributions from:
Net investment income	(0.36)	(0.39)	(0.39)	(0.34)	(0.32)	(0.33)
Net realized gain	—	—	—	—	(0.09)	—
Total dividends and distributions	(0.36)	(0.39)	(0.39)	(0.34)	(0.41)	(0.33)

Net asset value, end of period	$5.39	$5.69	$5.60	$5.65	$5.31	$6.41

Total return[4]	1.05%[5]	9.15%[3,5]	6.53%[5]	13.27%[5]	(11.06%)[5]	4.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,679	$68,952	$70,160	$72,921	$73,373	$93,166
Ratio of expenses to average net assets[6]	0.74%	0.74%	0.74%	0.74%	0.75%	0.80%
Ratio of expenses to average net assets prior to fees waived[6]	0.92%	0.88%	0.83%	0.85%	0.86%	0.80%
Ratio of net investment income to average net assets	5.95%	6.23%	6.43%	6.63%	5.40%	4.45%
Ratio of net investment income to average net assets prior to fees waived	5.77%	6.09%	6.34%	6.52%	5.29%	4.45%
Portfolio turnover	53%	45%	56%	33%	35%	86%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Fund for Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[2] (Unaudited)	Year ended			3/31/22[1] to 12/31/22
		12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$5.61	$5.54	$5.62	$5.30	$6.13

Income (loss) from investment operations:
Net investment income[3]	0.15	0.32	0.34	0.34	0.23
Net realized and unrealized gain (loss)	(0.11)	0.13	(0.01)	0.31	(0.65)
Payment by affiliates	—	—[4]	—	—	—
Total from investment operations	0.04	0.45	0.33	0.65	(0.42)

Less dividends and distributions from:
Net investment income	(0.36)	(0.38)	(0.41)	(0.33)	(0.32)
Net realized gain	—	—	—	—	(0.09)
Total dividends and distributions	(0.36)	(0.38)	(0.41)	(0.33)	(0.41)

Net asset value, end of period	$5.29	$5.61	$5.54	$5.62	$5.30

Total return[5]	0.74%	8.80%[4]	6.30%	12.85%	(7.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,298	$2,881	$1,792	$1,080	$446
Ratio of expenses to average net assets[6]	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to fees waived[6]	1.22%	1.18%	1.13%	1.15%	1.23%
Ratio of net investment income to average net assets	5.66%	5.92%	6.13%	6.38%	5.90%
Ratio of net investment income to average net assets prior to fees waived	5.48%	5.78%	6.04%	6.27%	5.71%
Portfolio turnover	53%	45%	56%	33%	35%[7]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	Portfolio turnover is representative of the Series for the entire period.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Fund for Income Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Fund for Income Series (formerly, Macquarie VIP Fund for Income Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series' valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Fund for Income Series
1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series’ Chief Executive Officer and Chief Financial Officer act as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series earned $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from

January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.74%	1.04%
Effective April 30, 2026, DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Series. NCRAM is responsible for the day-to-day investment management of the portion of the Series that invests in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Series, pays NCRAM a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $3,566 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $2,643 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $5,697 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended December 31, 2025, DMC reimbursed the Series $561 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Fund for Income Series
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$36,192,991
Sales	36,294,646
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$70,292,016
Aggregate unrealized appreciation of investments	$607,415
Aggregate unrealized depreciation of investments	(962,778)
Net unrealized appreciation of investments	$(355,363)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$1,829,729	$11,464,229	$ 13,293,958
*A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series' investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Total
Securities
Assets:
Corporate Bonds	$—	$67,772,165	$67,772,165
Loan Agreements	—	254,547	254,547
Short-Term Investments	1,909,941	—	1,909,941
Total Value of Securities	$1,909,941	$68,026,712	$69,936,653
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2026, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	154,149	108,896
Service Class	104,346	214,838

Shares issued upon reinvestment of dividends and distributions:
Standard Class	789,279	891,019
Service Class	38,931	25,314
	1,086,705	1,240,067
Shares redeemed:
Standard Class	(489,573)	(1,413,551)
Service Class	(33,650)	(50,289)
	(523,223)	(1,463,840)
Net increase (decrease)	563,482	(223,773)
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Fund for Income Series
5. Line of Credit (continued)
one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
7. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.
The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Fund for Income Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement
At a Board meeting held on February 10-11, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura High Income Fund, Nomura VIP High Income Series and VIP Fund for Income Series (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the sub-advisory agreement (the “Sub-Advisory Agreement”) between DMC and Nomura Corporate Research and Asset Management Inc, (“NCRAM”). In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel managing fixed income strategies; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; a copy of NCRAM’s compliance policies and procedures; and a copy of the Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with profitability analyses of Nomura Investment Management Business Trust, including taking into account the subadvisory fee to be paid to NCRAM. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines, and they also noted that the Manager had put in place a fee waiver for the Nomura High Income Fund that was currently in effect.

The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the advisory fee rates under the Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.

(5778512)
SA-VIPFFI-0826

Delaware VIP® Trust
Nomura VIP Limited Duration Bond Series
(formerly, Macquarie VIP Limited Duration Bond Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Limited Duration Bond Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.67%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	106,268	$ 100,183
Total Agency Collateralized Mortgage Obligations (cost $106,898)		100,183

Agency Mortgage-Backed Securities — 6.73%
Fannie Mae S.F. 30 yr
5.50% 9/1/54	10,856	10,916
5.50% 2/1/55	100,988	101,414
5.50% 9/1/55	42,886	43,048
6.00% 9/1/53	111,464	114,191
6.00% 8/1/54	161,701	165,439
6.00% 9/1/55	26,531	27,144
6.50% 3/1/55	105,921	109,607
7.00% 2/1/55	26,357	27,834
Freddie Mac S.F. 30 yr
5.50% 11/1/54	131,893	132,580
5.50% 2/1/55	26,619	26,740
6.50% 8/1/54	27,893	28,863
GNMA II S.F. 30 yr
5.50% 2/20/55	103,486	104,084
6.00% 3/20/55	70,983	72,648
6.50% 4/20/55	40,759	42,239
Total Agency Mortgage-Backed Securities (cost $999,519)		1,006,747

Corporate Bonds — 35.32%
Banking — 6.25%
Bank of America
4.456% 2/6/32 μ	40,000	39,305
6.204% 11/10/28 μ	40,000	40,847
6.25% 7/26/30 μ, ψ	45,000	45,565
6.625% 5/1/30 μ, ψ	20,000	20,629
Bank of New York Mellon
4.942% 2/11/31 μ	30,000	30,261
5.802% 10/25/28 μ	38,000	38,667

Citigroup 6.75% 2/15/30 μ, ψ	16,000	16,231
Goldman Sachs Group
1.542% 9/10/27 μ	80,000	79,555
4.369% 10/21/31 μ	25,000	24,456
5.218% 4/23/31 μ	40,000	40,406
JPMorgan Chase & Co.
1.47% 9/22/27 μ	35,000	34,768
4.622% 4/23/32 μ	50,000	49,434
5.571% 4/22/28 μ	30,000	30,254
6.10% 7/1/31 μ, ψ	35,000	35,454
Morgan Stanley
3.95% 4/23/27	15,000	14,953
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
4.809% 4/16/32 μ	35,000	$ 34,735

PNC Financial Services Group 5.222% 1/29/31 μ	40,000	40,655
Popular 7.25% 3/13/28	15,000	15,464
State Street
4.543% 4/24/28 μ	11,000	11,008
4.834% 4/24/30	15,000	15,153

Truist Bank 4.632% 9/17/29 μ	215,000	213,710
US Bancorp
4.653% 2/1/29 μ	13,000	13,011
6.787% 10/26/27 μ	15,000	15,111
Wells Fargo & Co.
4.96% 1/23/37 μ	8,000	7,813
5.15% 4/23/31 μ	15,000	15,160
6.491% 10/23/34 μ	12,000	12,957
		935,562
Basic Industry — 1.54%
Ecolab 4.80% 6/15/31	190,000	190,906
Rio Tinto Finance USA 4.50% 3/14/28	40,000	40,082
		230,988
Brokerage — 0.56%
Brookfield Asset Management 4.653% 11/15/30	35,000	34,554
Jefferies Financial Group 5.125% 4/28/31	25,000	24,685
TPG Operating Group II 4.875% 5/15/31	25,000	24,672
		83,911
Capital Goods — 3.76%
Boeing
6.259% 5/1/27	10,000	10,134
6.388% 5/1/31	10,000	10,628

Cyprium 144A 6.125% 4/15/31 #	39,000	39,096
Honeywell Aerospace 144A 4.00% 3/16/29 #	180,000	177,571
Hubbell 4.65% 6/15/31	70,000	69,739
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	15,000	15,343
Northrop Grumman 4.65% 7/15/30	80,000	80,199
Parker-Hannifin 4.25% 9/15/27	70,000	69,893
RTX 5.75% 11/8/26	89,000	89,391
		561,994
Communications — 2.26%
Meta Platforms 4.55% 5/15/31	150,000	149,235
Space Exploration Technologies 144A 5.35% 7/15/31 #	85,000	84,801
    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Limited Duration Bond Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 3.75% 4/15/27	105,000	$ 104,474
		338,510
Consumer Cyclical — 2.29%
Amazon.com 4.25% 3/13/31	70,000	68,947
General Motors Financial
4.20% 10/27/28	50,000	49,468
4.75% 4/6/29	65,000	64,978
5.00% 7/15/27	80,000	80,458
5.10% 9/15/31	25,000	25,054

Gildan Activewear 144A 4.70% 10/7/30 #	40,000	39,265
Lowe's 3.95% 10/15/27	15,000	14,912
		343,082
Consumer Non-Cyclical — 5.85%
Abbott Laboratories 4.00% 3/15/31	360,000	350,917
AbbVie 4.80% 3/15/29	65,000	65,517
Bunge Limited Finance 2.75% 5/14/31	70,000	63,906
Gilead Sciences 4.60% 5/20/31	30,000	29,912
HCA 4.70% 5/15/31	80,000	79,279
Medline Borrower 144A 5.00% 6/15/31 #	45,000	44,811
Merck & Co.
3.85% 3/15/29	15,000	14,819
4.15% 3/15/31	45,000	44,159
Novartis Capital
4.10% 3/16/29	75,000	74,427
4.40% 3/18/31	25,000	24,823

Pfizer 4.20% 11/15/30	15,000	14,811
Royalty Pharma 1.75% 9/2/27	55,000	53,285
Thermo Fisher Scientific 1.75% 10/15/28	15,000	14,126
		874,792
Electric — 2.89%
Black Hills 4.55% 1/31/31	20,000	19,705
Duke Energy Carolinas 3.95% 11/15/28	85,000	84,043
Duke Energy Florida 4.20% 12/1/30	20,000	19,665
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	60,620
National Rural Utilities Cooperative Finance
4.15% 8/25/28	15,000	14,881
4.80% 3/15/28	40,000	40,204

NRG Energy 144A 4.734% 10/15/30 #	30,000	29,650
PSEG Power 144A 5.20% 5/15/30 #	55,000	55,638
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 4.30% 7/15/29 #	90,000	$ 88,214
144A 4.70% 1/31/31 #	20,000	19,628
		432,248
Energy — 2.82%
ConocoPhillips 4.30% 8/15/28	17,000	16,891
Energy Transfer
5.55% 2/15/28	55,000	55,752
6.50% 2/15/56 μ	45,000	45,400

Kinder Morgan 5.10% 8/1/29	35,000	35,451
Noble Finance II 144A 8.00% 4/15/30 #	26,000	26,952
ONEOK 5.65% 11/1/28	60,000	61,263
Rio Grande LNG 144A 5.25% 6/30/31 #	20,000	20,002
Schlumberger Investment 4.55% 5/7/31	145,000	144,226
USA Compression Partners 144A 7.125% 3/15/29 #	15,000	15,372
		421,309
Finance Companies — 2.46%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	151,430
Apollo Debt Solutions
6.70% 7/29/31	30,000	30,596
6.90% 4/13/29	30,000	30,797

Avolon Holdings Funding 144A 4.95% 1/15/28 #	20,000	20,051
Blackstone Private Credit Fund
5.05% 9/10/30	20,000	19,147
5.35% 3/12/31	20,000	19,238
5.60% 11/22/29	30,000	29,608

Blue Owl Credit Income 6.60% 9/15/29	47,000	47,323
Sumisho Air Lease 144A 4.85% 3/24/31 #	20,000	19,797
		367,987
Insurance — 0.73%
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,116
Principal Life Global Funding II 144A 4.25% 8/18/28 #	70,000	69,432
		109,548
Leisure — 0.24%
MGM Resorts International 6.125% 9/15/29	36,000	36,375
		36,375

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media — 0.61%
CCO Holdings 144A 6.375% 9/1/29 #	14,000	$ 13,994
McGraw-Hill Education 144A 7.375% 9/1/31 #	37,000	37,632
Stagwell Global 144A 5.625% 8/15/29 #	41,000	39,575
		91,201
Natural Gas — 0.13%
Spire 4.60% 9/1/31	20,000	19,708
		19,708
Retail — 0.24%
Victra Holdings 144A 8.75% 9/15/29 #	35,000	36,125
		36,125
Technology — 2.19%
Alphabet 3.70% 2/15/29	40,000	39,356
Broadcom 4.90% 7/15/32	15,000	15,053
Dell International 4.75% 7/15/31	25,000	24,855
NVIDIA 4.50% 6/15/31	25,000	24,917
NXP 4.30% 8/19/28	65,000	64,530
Oracle
4.50% 5/6/28	30,000	29,818
4.95% 2/4/31	35,000	34,273
6.15% 11/9/29	15,000	15,387

Roper Technologies 4.25% 9/15/28	80,000	79,416
		327,605
Transportation — 0.50%
ERAC USA Finance 144A 4.50% 10/30/29 #	75,000	74,502
		74,502
Total Corporate Bonds (cost $5,305,379)		5,285,447

Non-Agency Asset-Backed Securities — 11.56%
ARI Fleet Lease Trust Series 2025-A B 144A 4.70% 1/17/34 #	100,000	99,839
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	24,078	24,236
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	78,860	79,300
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	100,000	100,800
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	100,000	$ 100,136
Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	96,822	96,711
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.493% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	200,620
PFS Financing
Series 2024-B A 144A 4.95% 2/15/29 #	200,000	200,709
Series 2025-A A 144A 4.243% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	200,000	200,168

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	56,571	56,646
Santander Drive Auto Receivables Trust Series 2025-4 D 4.95% 1/15/32	100,000	99,498
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	100,000	100,847
Series 2025-9 A1B 4.013% (SOFR + 0.42%) 10/21/30 •	200,000	200,203

Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	69,814	70,117
Yamaha Motor Master Trust II Series 2026-A A1 144A 4.43% 4/15/31 #	100,000	99,352
Total Non-Agency Asset-Backed Securities (cost $1,726,099)		1,729,182

Non-Agency Collateralized Mortgage Obligations — 1.60%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.128% (SOFR + 1.50%) 10/25/43 #, •	14,739	14,747
Series 2025-R02 1M2 144A 5.228% (SOFR + 1.60%) 2/25/45 #, •	80,000	80,275

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 5.478% (SOFR + 1.85%) 11/25/43 #, •	42,446	42,653
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	51,813	51,861
    3

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	50,373	$ 50,384
Total Non-Agency Collateralized Mortgage Obligations (cost $239,370)		239,920

US Treasury Obligations — 41.55%
US Treasury Floating Rate Notes
3.875% (USBMMY3M + 0.10%) 1/31/28 •	1,170,000	1,170,313
3.879% (USBMMY3M + 0.10%) 4/30/28 •	1,345,000	1,345,042
US Treasury Notes
3.875% 4/15/29	2,195,000	2,178,623
3.875% 5/15/29	485,000	481,306
4.125% 2/28/27	225,000	225,166
4.125% 5/31/31	820,000	817,117
Total US Treasury Obligations (cost $6,235,567)		6,217,567
	Number of shares
Short-Term Investments — 4.86%
Money Market Mutual Funds — 4.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	181,709	181,709
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	181,709	181,709
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	181,709	181,709
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	181,708	181,708
Total Short-Term Investments (cost $726,835)		726,835

Total Value of Securities—102.29% (cost $15,339,667)		15,305,881
Liabilities Net of Receivables and Other Assets—(2.29%)		(342,944)
Net Assets Applicable to 1,688,351 Shares Outstanding—100.00%		$14,962,937

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $2,460,730, which represents 16.45% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
φ	Step coupon bond. Stated rate in effect at June 30, 2026 through maturity date.

4

The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
20	$4,122,656	$4,122,704	9/30/26	$(48)	$(2,344)
Short Contracts:
US Treasury 5 yr Notes
(21)	(2,247,984)	(2,240,462)	9/30/26	(7,522)	3,607
US Treasury 10 yr Ultra Notes
(1)	(112,469)	(111,021)	9/21/26	(1,448)	391
US Treasury Long Bonds
(1)	(113,500)	(111,779)	9/21/26	(1,721)	656
		(2,463,262)		(10,691)	4,654
Total Futures Contracts		$1,659,442		$(10,739)	$2,310
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the variation margin is reflected in the Series' net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

    5

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$15,305,881
Foreign currencies, at valueΔ	233
Cash	9,595
Cash collateral due from broker	38,735
Interest receivable	116,230
Receivable from investment manager	7,446
Receivable for series shares sold	5,564
Variation margin due from broker on futures contracts	2,310
Prepaid expenses	74
Other assets	171
Total Assets	15,486,239
Liabilities:
Payable for securities purchased	463,085
Other accrued expenses	29,922
Accounting and administration expenses payable to non-affiliates	29,418
Accounting and administration expenses payable to affiliates	387
Payable for series shares redeemed	369
Dividend disbursing and transfer agent fees and expenses payable to affiliates	96
Legal fees payable to affiliates	25
Total Liabilities	523,302
Total Net Assets	$14,962,937

Net Assets Consist of:
Paid-in capital	$18,155,634
Total distributable earnings (loss)	(3,192,697)
Total Net Assets	$14,962,937

Net Asset Value

Standard Class:
Net assets	$14,962,937
Shares of beneficial interest outstanding, unlimited authorization, no par	1,688,351
Net asset value per share	$8.86
*Investments, at cost	$15,339,667
ΔForeign currencies, at cost	225
See accompanying notes, which are an integral part of the financial statements.
    6

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Limited Duration Bond Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Interest	$317,422
Dividends	6,336
323,758

Expenses:
Management fees	37,723
Accounting and administration expenses	32,463
Audit and tax fees	26,546
Reports and statements to shareholders expenses	7,044
Pricing fees	5,952
Custodian fees	1,255
Legal fees	785
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	635
Trustees’ fees	418
Other	2,308
115,129
Less expenses waived and reimbursed	(75,141)
Total operating expenses	39,988
Net Investment Income (Loss)	283,770

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(40,456)
Futures contracts	11,567
Net realized gain (loss)	(28,889)
Net change in unrealized appreciation (depreciation) on:
Investments	(108,509)
Foreign currencies	(93)
Futures contracts	(15,319)
Net change in unrealized appreciation (depreciation)	(123,921)
Net Realized and Unrealized Gain (Loss)	(152,810)
Net Increase (Decrease) in Net Assets Resulting from Operations	$130,960
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Limited Duration Bond Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$283,770	$640,671
Net realized gain (loss)	(28,889)	3,176
Net change in unrealized appreciation (depreciation)	(123,921)	162,267
Net increase (decrease) in net assets resulting from operations	130,960	806,114

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(654,858)	(726,208)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	394,347	505,254

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	654,858	726,208
	1,049,205	1,231,462
Cost of shares redeemed:
Standard Class	(1,253,755)	(2,383,279)
Decrease in net assets derived from capital share transactions	(204,550)	(1,151,817)
Net Decrease in Net Assets	(728,448)	(1,071,911)

Net Assets:
Beginning of period	15,691,385	16,763,296
End of period	$14,962,937	$15,691,385
See accompanying notes, which are an integral part of the financial statements.
    8

Financial highlights
Nomura VIP Limited Duration Bond Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.18	$9.15	$9.12	$8.89	$9.47	$9.74

Income (loss) from investment operations:
Net investment income[2]	0.17	0.36	0.35	0.27	0.18	0.09
Net realized and unrealized gain (loss)	(0.09)	0.09	0.02	0.19	(0.57)	(0.15)
Total from investment operations	0.08	0.45	0.37	0.46	(0.39)	(0.06)

Less dividends and distributions from:
Net investment income	(0.40)	(0.42)	(0.34)	(0.23)	(0.19)	(0.21)
Total dividends and distributions	(0.40)	(0.42)	(0.34)	(0.23)	(0.19)	(0.21)

Net asset value, end of period	$8.86	$9.18	$9.15	$9.12	$8.89	$9.47

Total return[3]	0.89%	5.07%	4.23%	5.29%	(4.19%)	(0.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,963	$15,691	$16,763	$18,742	$19,595	$25,263
Ratio of expenses to average net assets[4]	0.53%	0.53%	0.53%	0.53%	0.53%	0.60%
Ratio of expenses to average net assets prior to fees waived[4]	1.53%	1.35%	1.13%	1.15%	1.14%	0.94%
Ratio of net investment income to average net assets	3.76%	3.99%	3.88%	3.07%	2.03%	0.90%
Ratio of net investment income to average net assets prior to fees waived	2.76%	3.17%	3.28%	2.45%	1.42%	0.56%
Portfolio turnover	105%	247%	186%	124%	157%	252%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    9

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Limited Duration Bond Series (formerly, Macquarie VIP Limited Duration Bond Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of
    10

such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series' Chief Executive Officer and Chief Financial Officer act as the Series' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series' portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series' financial statements.
    11

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
1. Significant Accounting Policies (continued)
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series had earnings credits less than $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets for the Standard Class from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
Effective June 12, 2026, DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Series. NCRAM is responsible for the day-to-day investment management of the portion of the Series that invests in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Series, pays NCRAM a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $2,309 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $573 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $142 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
    12

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$3,073,417
Purchases of US government securities	12,729,192
Sales other than US government securities	2,643,044
Sales of US government securities	13,887,570
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:

Cost of investments and derivatives	$15,344,850
Aggregate unrealized appreciation of investments and derivatives	$28,046
Aggregate unrealized depreciation of investments and derivatives	(77,754)
Net unrealized appreciation of investments and derivatives	$(49,708)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ 1,564,381	$1,830,469	$ 3,394,850
*A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series' investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default
    13

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
3. Investments (continued)
rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$100,183	$100,183
Agency Mortgage-Backed Securities	—	1,006,747	1,006,747
Corporate Bonds	—	5,285,447	5,285,447
Non-Agency Asset-Backed Securities	—	1,729,182	1,729,182
Non-Agency Collateralized Mortgage Obligations	—	239,920	239,920
US Treasury Obligations	—	6,217,567	6,217,567
Short-Term Investments	726,835	—	726,835
Total Value of Securities	$726,835	$14,579,046	$15,305,881

Derivatives[1]
Liabilities:
Futures Contracts	$(10,739)	$—	$(10,739)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series' net assets. As of June 30, 2026, there were no Level 3 investments.
    14

4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	43,456	55,633

Shares issued upon reinvestment of dividends and distributions:
Standard Class	74,078	81,872
	117,534	137,505
Shares redeemed:
Standard Class	(137,635)	(261,466)
Net decrease	(20,101)	(123,961)
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2026, the Series posted $38,735 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
    15

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
6. Derivatives (continued)
During the six months ended June 30, 2026, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
During the six months ended June 30, 2026, the Series experienced net realized and unrealized gains or losses attributable to futures contracts holdings, which are disclosed on the “Statement of operations” and “Statement of assets and liabilities.”
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2026:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$4,087,205	$2,547,821
7. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
    16

8. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series' investments in debt securities are subject to credit risk, which is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments
    17

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
8. Credit and Market Risks (continued)
in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    18

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement
At a Board Meeting held on May 19-20, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura Diversified Income Fund, Nomura Wealth Builder Fund, Nomura Strategic Income Fund, Nomura Corporate Bond Fund, Nomura Extended Duration Bond Fund, Nomura Limited-Term Diversified Income Fund, Nomura Global Listed Real Assets Fund, Nomura VIP Investment Grade Series, Nomura VIP Limited Duration Bond Series, Nomura VIP Total Return Series, Nomura Asset Strategy Fund, Nomura Balanced Fund, Nomura Global Bond Fund, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series Delaware Management Company (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as sub-advisor to the Funds and the approval of the amendment of the existing sub-advisory agreement between DMC and NCRAM (the “Amended Sub-Advisory Agreement”) to include the Funds. In reaching the decision to approve the amendment, The Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Amended Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; and a copy of the Amended Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios, noting that NCRAM had recently begun sub-advising several high-yield fixed income funds in the Nomura Funds complex. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with pro forma profitability analyses of Nomura
    19

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Limited Duration Bond Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement (continued)
Investment Management Business Trust, including the estimated sub-advisory fee that would be paid to NCRAM. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through reduced proportionate costs for shareholders and the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines. They also noted that the Manager had put in place a fee waiver for each Fund that was currently in effect, other than for the Nomura Asset Strategy Fund which does not have a fee waiver.
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM had recently begun sub-advising certain high-yield funds within the Nomura Funds complex and that it expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the proposed advisory fee rates under the Amended Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Amended Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.
    20

(5778512)
SA-VIPLDB-0826

Delaware VIP® Trust
Nomura VIP Opportunity Series
(formerly, Macquarie VIP Opportunity Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Opportunity Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.55%♣
Communication Services — 1.46%
IMAX †	22,937	$ 914,269
Nexstar Media Group	2,016	360,037
		1,274,306
Consumer Discretionary — 8.31%
Aramark	11,209	637,792
BorgWarner	10,083	669,511
Brinker International †	3,397	570,696
Dick's Sporting Goods	4,920	1,115,905
KB Home	4,655	291,357
Life Time Group Holdings †	21,696	886,065
Steven Madden	17,513	737,297
Texas Roadhouse	2,813	543,556
Toll Brothers	5,336	879,106
YETI Holdings †	18,157	899,861
		7,231,146
Consumer Staples — 2.77%
BJ's Wholesale Club Holdings †	4,208	367,022
Casey's General Stores	1,984	1,576,863
Performance Food Group †	4,192	468,624
		2,412,509
Energy — 4.47%
Expand Energy	9,290	847,155
International Seaways	7,323	560,869
Liberty Energy	47,922	1,255,077
Permian Resources Class A	66,842	1,230,561
		3,893,662
Financials — 15.03%
Ally Financial	28,939	1,329,747
Axis Capital Holdings	12,804	1,375,662
East West Bancorp	11,952	1,542,884
Essent Group	11,605	745,969
Evercore Class A	2,067	705,757
Hamilton Lane Class A	13,048	1,028,574
Reinsurance Group of America	3,940	837,841
SouthState Bank	12,444	1,243,155
Stifel Financial	16,335	1,139,693
UMB Financial	2,111	301,366
Webster Financial	12,597	962,663
WSFS Financial	9,107	698,780
Zions Bancorp	16,840	1,165,160
		13,077,251
Healthcare — 12.46%
Axsome Therapeutics †	6,049	1,480,614
Bio-Techne	7,932	560,396
Blueprint Medicines =, †	5,124	0
Encompass Health	6,437	650,652
Glaukos †	3,761	525,637
Guardant Health †	4,538	680,836
Halozyme Therapeutics †	13,097	1,025,102
Insmed †	8,526	909,042
Lantheus Holdings †	6,743	748,068
Ligand Pharmaceuticals †	5,114	1,616,484
Natera †	1,990	540,186
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Neurocrine Biosciences †	7,374	$ 1,242,777
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	2,977	406,182
Ultragenyx Pharmaceutical †	13,600	454,104
		10,840,080
Industrials — 26.26%
ABM Industries	6,752	298,708
API Group †	12,449	527,215
Applied Industrial Technologies	2,517	851,124
Arcosa	8,352	1,213,462
Bloom Energy Class A †	979	296,343
Boise Cascade	3,795	294,606
Carlisle	971	352,230
Carpenter Technology	1,227	756,863
Casella Waste Systems Class A †	5,103	494,838
Clean Harbors †	2,224	664,420
Dycom Industries †	955	482,838
ExlService Holdings †	24,004	620,743
Federal Signal	6,879	883,883
FTAI Aviation	1,345	363,863
Gates Industrial †	22,350	625,130
Graco	5,694	430,523
Kadant	1,350	424,211
KBR	8,256	285,080
Kirby †	7,828	1,064,373
Knight-Swift Transportation Holdings	8,416	655,354
Kratos Defense & Security Solutions †	4,668	232,746
Lincoln Electric Holdings	3,544	940,967
Mueller Industries	1,930	237,255
nVent Electric	4,528	767,994
Quanta Services	1,203	866,208
Regal Rexnord	3,925	934,896
Saia †	744	313,343
SPX Technologies †	2,475	606,796
Sterling Infrastructure †	490	411,286
Tecnoglass	11,185	523,570
Tetra Tech	18,157	524,556
Trex †	11,593	580,114
UL Solutions Class A	4,512	459,592
Vicor †	652	247,617
WESCO International	3,386	1,169,626
WillScot Holdings	28,559	824,213
X-Energy †	25,738	472,550
XPO †	1,448	297,260
Zurn Elkay Water Solutions	17,008	859,414
		22,855,810
Information Technology — 17.13%
Applied Digital †	5,280	196,944
Applied Optoelectronics †	2,185	323,730
Astera Labs †	3,042	1,469,347
Box Class A †	11,169	296,425
    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Coherent †	2,761	$ 1,089,132
DigitalOcean Holdings †	2,083	327,094
Dynatrace †	9,662	424,258
Fabrinet †	544	305,772
Guidewire Software †	7,462	918,199
Hut 8 †	1,837	212,072
MACOM Technology Solutions Holdings †	4,433	1,686,180
MaxLinear †	2,289	293,061
MKS	2,424	1,078,195
Onto Innovation †	1,005	380,342
Procore Technologies †	7,052	286,452
PTC †	2,110	239,717
Q2 Holdings †	13,353	642,279
Rubrik Class A †	3,367	270,303
Semtech †	11,725	1,897,691
SiTime †	448	334,011
SPS Commerce †	5,433	310,605
Terawulf †	8,296	204,911
TTM Technologies †	1,848	345,613
Varonis Systems †	20,185	846,963
Viasat †	3,603	323,585
Viavi Solutions †	4,286	204,657
		14,907,538
Materials — 3.80%
Kaiser Aluminum	6,186	1,210,167
Minerals Technologies	16,458	1,217,398
Reliance	2,344	875,719
		3,303,284
Real Estate — 4.96%
Brixmor Property Group	19,404	611,808
Camden Property Trust	7,537	862,911
First Industrial Realty Trust	14,370	881,025
Healthpeak Properties	18,331	392,283
Jones Lang LaSalle †	2,188	678,171
Kite Realty Group Trust	31,301	888,322
		4,314,520
Utilities — 1.90%
Black Hills	9,078	675,403
Spire	12,543	979,483
		1,654,886
Total Common Stocks (cost $54,169,522)		85,764,992

	Number of shares	Value (US $)

Short-Term Investments — 1.48%
Money Market Mutual Funds — 1.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	322,142	$ 322,142
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	322,143	322,143
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	322,143	322,143
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	322,141	322,141
Total Short-Term Investments (cost $1,288,569)		1,288,569

Total Value of Securities—100.03% (cost $55,458,091)		87,053,561
Liabilities Net of Receivables and Other Assets—(0.03%)		(24,178)
Net Assets Applicable to 3,855,660 Shares Outstanding—100.00%		$87,029,383
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Opportunity Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$87,053,561
Receivable for series shares sold	113,123
Dividends receivable	49,579
Prepaid expenses	386
Other assets	626
Total Assets	87,217,275
Liabilities:
Payable for series shares redeemed	85,008
Investment management fees payable to affiliates	44,208
Accounting and administration expenses payable to non-affiliates	31,096
Audit and tax fees payable	15,304
Other accrued expenses	11,053
Accounting and administration expenses payable to affiliates	623
Dividend disbursing and transfer agent fees and expenses payable to affiliates	484
Legal fees payable to affiliates	116
Total Liabilities	187,892
Total Net Assets	$87,029,383

Net Assets Consist of:
Paid-in capital	$45,799,026
Total distributable earnings (loss)	41,230,357
Total Net Assets	$87,029,383

Net Asset Value

Standard Class:
Net assets	$87,029,383
Shares of beneficial interest outstanding, unlimited authorization, no par	3,855,660
Net asset value per share	$22.57
*Investments, at cost	$55,458,091
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Opportunity Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$475,197

Expenses:
Management fees	296,411
Accounting and administration expenses	35,594
Audit and tax fees	23,699
Reports and statements to shareholders expenses	6,352
Legal fees	3,161
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	3,041
Trustees’ fees	1,950
Custodian fees	1,058
Other	2,022
373,288
Less expenses waived	(45,258)
Less expenses paid indirectly	(1)
Total operating expenses	328,029
Net Investment Income (Loss)	147,168

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	9,655,853
Net change in unrealized appreciation (depreciation) on investments	6,041,436
Net Realized and Unrealized Gain (Loss)	15,697,289
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,844,457
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Opportunity Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase in Net Assets from Operations:
Net investment income (loss)	$147,168	$379,108
Net realized gain (loss)	9,655,853	4,049,344
Net change in unrealized appreciation (depreciation)	6,041,436	1,967,178
Net increase (decrease) in net assets resulting from operations	15,844,457	6,395,630

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,447,583)	(2,865,347)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	563,513	1,970,136

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,447,583	2,865,347
	5,011,096	4,835,483
Cost of shares redeemed:
Standard Class	(5,660,613)	(9,661,089)
Decrease in net assets derived from capital share transactions	(649,517)	(4,825,606)
Net Increase (Decrease) in Net Assets	10,747,357	(1,295,323)

Net Assets:
Beginning of period	76,282,026	77,577,349
End of period	$87,029,383	$76,282,026
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Nomura VIP Opportunity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.65	$18.87	$17.43	$16.33	$20.48	$17.10

Income (loss) from investment operations:
Net investment income[2]	0.04	0.09	0.09	0.11	0.10	0.04
Net realized and unrealized gain (loss)	4.07	1.40	2.33	2.38	(2.82)	3.88
Total from investment operations	4.11	1.49	2.42	2.49	(2.72)	3.92

Less dividends and distributions from:
Net investment income	(0.10)	(0.09)	(0.12)	(0.11)	(0.04)	(0.23)
Net realized gain	(1.09)	(0.62)	(0.86)	(1.28)	(1.39)	(0.31)
Total dividends and distributions	(1.19)	(0.71)	(0.98)	(1.39)	(1.43)	(0.54)

Net asset value, end of period	$22.57	$19.65	$18.87	$17.43	$16.33	$20.48

Total return[3]	21.56%	8.81%	14.63%	16.30%	(13.68%)	23.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,029	$76,282	$77,577	$78,494	$71,995	$92,113
Ratio of expenses to average net assets[4]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[4]	0.94%	0.94%	0.88%	0.91%	0.93%	0.88%
Ratio of net investment income to average net assets	0.37%	0.51%	0.47%	0.69%	0.60%	0.19%
Ratio of net investment income to average net assets prior to fees waived	0.26%	0.40%	0.42%	0.61%	0.50%	0.14%
Portfolio turnover	22%	14%	10%	19%	22%	17%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    6

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Opportunity Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Opportunity Series (formerly, Macquarie VIP Opportunity Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets.  In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies
    7

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Opportunity Series
1. Significant Accounting Policies (continued)
(Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU  2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series’ Chief Executive Officer and Chief Financial Officer act as the Series' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series earned $1 under this arrangement.
2.  Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets for the Standard Class from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $3,718 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid
    8

$2,894 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $676 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$17,707,941
Sales	22,649,517
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$55,458,091
Aggregate unrealized appreciation of investments	$32,737,140
Aggregate unrealized depreciation of investments	(1,141,670)
Net unrealized appreciation of investments	$31,595,470
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series’ investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default
    9

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Opportunity Series
3. Investments (continued)
rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$1,274,306	$—	$1,274,306
Consumer Discretionary	7,231,146	—	7,231,146
Consumer Staples	2,412,509	—	2,412,509
Energy	3,893,662	—	3,893,662
Financials	13,077,251	—	13,077,251
Healthcare	10,840,080	—[1]	10,840,080
Industrials	22,855,810	—	22,855,810
Information Technology	14,907,538	—	14,907,538
Materials	3,303,284	—	3,303,284
Real Estate	4,314,520	—	4,314,520
Utilities	1,654,886	—	1,654,886
Short-Term Investments	1,288,569	—	1,288,569
Total Value of Securities	$87,053,561	$—	$87,053,561

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the period.
    10

4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	26,987	111,679

Shares issued upon reinvestment of dividends and distributions:
Standard Class	217,168	180,665
	244,155	292,344
Shares redeemed:
Standard Class	(271,486)	(521,220)
Net decrease	(27,331)	(228,876)
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
    11

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Opportunity Series
6. Securities Lending (continued)
other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2026. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2026, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    12

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Opportunity Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    13

(5778512)
SA-VIPOP-0826

Delaware VIP® Trust
Nomura VIP Investment Grade Series
(formerly, Macquarie VIP Investment Grade Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.34%
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	100,000	$ 100,119
Total Collateralized Loan Obligations (cost $100,000)		100,119

Corporate Bonds — 97.18%
Automotive — 0.17%
Adient Global Holdings 144A 7.50% 2/15/33 #	50,000	51,608
		51,608
Banking — 23.45%
Banco Santander 7.25% 12/3/35 μ, ψ	200,000	203,388
Bank of America
5.489% 4/23/37 μ	125,000	124,552
5.518% 10/25/35 μ	61,000	61,305
6.625% 5/1/30 μ, ψ	75,000	77,360

Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	200,000	196,769
Barclays 9.625% 12/15/29 μ, ψ	200,000	222,018
Citibank 4.846% 6/18/32 μ	250,000	249,876
Citigroup
6.875% 8/15/30 μ, ψ	40,000	40,987
7.00% 8/15/34 μ, ψ	70,000	73,044

Citizens Financial Group 5.299% 1/29/36 μ	55,000	54,480
Credit Agricole 144A 5.186% 8/1/32 #, μ	250,000	251,249
Deutsche Bank
4.95% 8/4/31 μ	150,000	149,505
5.297% 5/9/31 μ	150,000	151,603
Goldman Sachs Group
4.369% 10/21/31 μ	125,000	122,281
4.972% 6/3/32 μ	120,000	119,957
5.065% 1/21/37 μ	75,000	73,254
5.094% 4/20/34 μ	100,000	99,627
5.218% 4/23/31 μ	150,000	151,521
5.387% 2/2/41 μ	105,000	102,320
6.484% 10/24/29 μ	85,000	88,183

HSBC Holdings 4.711% 5/12/30 μ	605,000	602,511
JPMorgan Chase & Co.
5.193% 2/5/37 μ	495,000	487,017
6.10% 7/1/31 μ, ψ	150,000	151,945
6.254% 10/23/34 μ	12,000	12,848
Morgan Stanley
4.809% 4/16/32 μ	150,000	148,865
5.296% 4/10/37 μ	125,000	124,426
5.90% 3/13/47 μ	32,000	32,362
6.407% 11/1/29 μ	168,000	173,940
6.627% 11/1/34 μ	190,000	206,260

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

National Australia Bank 144A 5.625% 6/4/37 #, μ	250,000	$ 249,749
NatWest Markets 144A 4.893% 3/27/31 #	200,000	199,867
Northern Trust 5.117% 11/19/40 μ	195,000	190,725
Popular 7.25% 3/13/28	195,000	201,026
State Street 5.094% 4/24/37 μ	177,000	175,470
UBS Group
144A 6.875% 6/5/32 #, μ, ψ	200,000	200,641
144A 9.25% 11/13/28 #, μ, ψ	200,000	215,359
Wells Fargo & Co.
4.844% 5/20/32 μ	165,000	164,478
4.96% 1/23/37 μ	70,000	68,365
6.491% 10/23/34 μ	700,000	755,806
		6,974,939
Basic Industry — 2.11%
Anglo American Capital 144A 5.25% 3/19/36 #	200,000	197,993
Ashton Woods USA 144A 6.875% 8/1/33 #	50,000	49,620
Builders FirstSource
144A 6.375% 3/1/34 #	50,000	50,608
144A 6.75% 5/15/35 #	25,000	25,520
Ecolab
5.15% 6/15/33	60,000	60,847
5.35% 6/15/36	60,000	61,057

LYB International Finance III 5.875% 1/15/36	45,000	45,140
LyondellBasell Industries 4.625% 2/26/55	125,000	95,442
Novelis 144A 6.375% 8/15/33 #	40,000	40,317
		626,544
Brokerage — 2.68%
Blackstone Reg Finance 5.00% 12/6/34	105,000	103,365
Brookfield Asset Management 4.653% 11/15/30	155,000	153,025
Brookfield Finance 5.33% 1/15/36	70,000	68,896
Charles Schwab 5.493% 5/21/37 μ	105,000	106,457
Jefferies Financial Group
5.125% 4/28/31	100,000	98,742
6.20% 4/14/34	165,000	168,931

TPG Operating Group II 4.875% 5/15/31	100,000	98,687
		798,103
Capital Goods — 4.56%
Boeing 6.858% 5/1/54	210,000	236,189
Bombardier 144A 6.75% 6/15/33 #	25,000	25,910
Honeywell Aerospace 144A 5.732% 3/16/56 #	225,000	225,148
Howmet Aerospace 4.75% 4/15/36	105,000	102,217
Hubbell 5.15% 6/15/36	145,000	144,414
    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Regal Rexnord 6.40% 4/15/33	210,000	$ 223,006
Republic Services 5.00% 7/15/36	205,000	203,594
RTX
4.625% 11/16/48	60,000	52,082
4.80% 12/15/43	85,000	77,570

TransDigm 144A 6.125% 7/31/34 #	65,000	64,998
		1,355,128
Communications — 8.01%
AT&T
5.55% 11/1/45	65,000	61,118
5.70% 11/1/54	110,000	102,332
6.00% 4/30/56	65,000	62,863
6.30% 1/15/38	175,000	183,811
Meta Platforms
5.625% 11/15/55	175,000	158,685
6.30% 5/15/56	80,000	79,687

Orange 144A 5.00% 1/13/36 #	200,000	195,449
Rogers Communications
5.30% 2/15/34	105,000	104,124
6.875% 7/31/56 μ	75,000	75,911

Softbank Class B 144A 4.699% 7/9/30 #	305,000	301,531
Space Exploration Technologies
144A 5.35% 7/15/31 #	85,000	84,800
144A 5.65% 7/15/33 #	105,000	104,404
144A 5.875% 7/15/36 #	70,000	69,113
Time Warner Cable
6.55% 5/1/37	222,000	220,179
7.30% 7/1/38	100,000	102,899
T-Mobile USA
5.50% 1/15/55	90,000	82,687
5.875% 11/15/55	185,000	180,277
Verizon Communications
5.875% 11/30/55	115,000	111,647
6.20% 5/14/56 μ	100,000	101,135
		2,382,652
Consumer Cyclical — 4.88%
Amazon.com 5.80% 3/13/56	145,000	144,176
Ford Motor Credit 6.467% 5/22/36	200,000	203,295
General Motors 6.25% 4/15/35	245,000	256,854
General Motors Financial 5.10% 9/15/31	105,000	105,226
Gildan Activewear 144A 5.40% 10/7/35 #	65,000	63,147
Hyundai Capital America 144A 4.50% 9/18/30 #	265,000	260,311
Hyundai Capital America Class B 144A 5.00% 4/7/31 #	250,000	249,693
Royal Caribbean Cruises
4.75% 5/15/33	50,000	48,686
5.375% 1/15/36	120,000	119,177
		1,450,565
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 8.94%
Abbott Laboratories 4.65% 3/15/36	255,000	$ 247,703
Amgen 5.65% 2/19/56	55,000	53,735
Cigna Group 5.25% 1/15/36	150,000	150,439
CVS Health 6.75% 12/10/54 μ	144,000	150,085
Eli Lilly & Co. 5.60% 5/20/56	80,000	80,406
EMD Finance 144A 5.00% 10/15/35 #	300,000	294,805
HCA 5.30% 5/15/36	110,000	109,316
JBS
3.625% 1/15/32	375,000	347,725
144A 5.625% 3/10/37 #	75,000	74,734
Medline Borrower
144A 5.00% 6/15/31 #	195,000	194,179
144A 5.25% 6/15/33 #	115,000	114,387
Merck & Co.
5.20% 5/22/36	155,000	156,981
5.85% 5/22/56	170,000	174,239

Molson Coors Beverage 5.50% 7/8/36	210,000	211,150
Novartis Capital 5.70% 3/18/56	125,000	127,467
Philip Morris International 4.875% 4/29/36	100,000	97,936
Thermo Fisher Scientific 4.55% 6/15/33	75,000	73,708
		2,658,995
Electric — 10.31%
American Electric Power 6.05% 3/15/56 μ	140,000	139,256
Capital Power US Holdings 144A 6.189% 6/1/35 #	70,000	72,576
Chpe
144A 5.10% 6/30/33 #	95,000	94,778
144A 5.35% 6/30/36 #	110,000	109,696
Dominion Energy
6.20% 2/15/56 μ	70,000	70,245
Series A 6.875% 2/1/55 μ	255,000	263,612

Duke Energy 3.30% 6/15/41	99,000	75,659
Duke Energy Carolinas
5.15% 6/15/36	115,000	115,162
5.75% 6/15/56	115,000	114,940
Entergy Mississippi
5.05% 4/15/36	55,000	54,095
5.80% 4/15/55	220,000	219,462

Kentucky Utilities 5.85% 8/15/55	145,000	145,705
National Grid 5.405% 6/9/36	180,000	179,300
NRG Energy
144A 4.734% 10/15/30 #	135,000	133,425
144A 5.407% 10/15/35 #	45,000	44,257
144A 6.125% 5/15/36 #	100,000	100,089

Oglethorpe Power 5.25% 9/1/50	225,000	205,425
Pacific Gas & Electric 6.00% 5/1/56	178,000	170,412

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

PSEG Power 144A 5.20% 5/15/30 #	90,000	$ 91,045
San Diego Gas & Electric 5.20% 3/15/36	150,000	149,346
Southwestern Public Service 5.875% 8/15/56	145,000	144,178
Talen Energy Supply
144A 6.25% 2/1/34 #	50,000	49,717
144A 6.375% 5/1/33 #	25,000	24,979

Union Electric 4.80% 3/15/36	55,000	53,531
Vistra Operations
144A 4.70% 1/31/31 #	80,000	78,512
144A 5.35% 1/31/36 #	140,000	137,264
144A 5.55% 4/30/36 #	30,000	29,864
		3,066,530
Energy — 6.79%
APA 6.75% 2/15/55	80,000	83,549
Archrock Services 144A 6.00% 2/1/34 #	40,000	39,784
Cheniere Energy Partners
144A 5.35% 11/30/36 #	165,000	164,220
144A 6.05% 11/30/56 #	55,000	55,595

Diamondback Energy 5.75% 4/18/54	180,000	175,129
Enbridge 5.55% 6/20/35	50,000	50,871
Energy Transfer
6.30% 1/15/56	174,000	174,695
6.50% 2/15/56 μ	107,000	107,951

Global Partners 144A 7.125% 7/1/33 #	40,000	40,498
Occidental Petroleum 7.95% 6/15/39	110,000	131,561
ONEOK
5.70% 11/1/54	48,000	44,600
6.25% 10/15/55	157,000	157,696

Rio Grande LNG 144A 5.25% 6/30/31 #	85,000	85,008
Schlumberger Investment
4.80% 5/7/33	35,000	34,820
5.15% 5/7/36	100,000	99,592

Sunoco 144A 5.875% 3/15/34 #	75,000	74,016
Valero Energy 5.15% 3/10/36	270,000	265,880
Venture Global Calcasieu Pass 144A 6.00% 5/1/36 #	50,000	50,568
Western Midstream Operating
5.50% 12/15/35	80,000	79,189
5.70% 7/1/36	105,000	105,229
		2,020,451
Finance Companies — 6.19%
Aercap Funding DAC 4.875% 7/7/31	200,000	199,098
AerCap Ireland Capital DAC
4.75% 1/15/33	150,000	146,536
5.375% 12/15/31	235,000	239,237
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Apollo Debt Solutions
6.70% 7/29/31	18,000	$ 18,357
6.90% 4/13/29	45,000	46,195

Ares Capital 5.10% 1/15/31	120,000	116,133
Avolon Holdings Funding
144A 4.85% 4/1/33 #	120,000	116,194
144A 5.375% 5/30/30 #	100,000	101,035
Blackstone Private Credit Fund
5.05% 9/10/30	80,000	76,589
5.35% 3/12/31	75,000	72,142
5.60% 11/22/29	35,000	34,543

Blackstone Secured Lending Fund 5.90% 5/21/31	120,000	118,264
Blue Owl Credit Income 6.60% 9/15/29	127,000	127,874
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	200,000	196,802
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	115,000	112,671
144A 4.85% 3/24/31 #	80,000	79,186
144A 5.50% 3/24/36 #	40,000	39,865
		1,840,721
Financial Services — 0.61%
Jane Street Group 144A 6.125% 11/1/32 #	25,000	25,017
OneMain Finance 6.125% 5/15/30	50,000	50,036
Rocket 144A 6.50% 6/15/34 #	50,000	51,347
SLM 6.495% 5/15/32 μ	55,000	55,005
		181,405
Healthcare — 0.17%
AMN Healthcare 144A 6.50% 1/15/31 #	50,000	50,333
		50,333
Insurance — 4.13%
Athene Holding 6.875% 6/28/55 μ	60,000	57,641
Corebridge Global Funding 144A 4.55% 1/9/31 #	160,000	157,456
Elevance Health 5.70% 2/15/55	218,000	212,056
Equitable America Global Funding 144A 4.70% 9/15/32 #	140,000	137,265
Nippon Life Insurance 144A 5.046% 4/2/33 #	200,000	200,571
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	26,000	26,256
144A 6.85% 12/16/39 #	78,000	86,379

UnitedHealth Group 5.625% 7/15/54	100,000	97,855
Western-Southern Global Funding 144A 4.90% 5/1/30 #	150,000	150,345
    3

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Willis North America 4.55% 3/15/31	105,000	$ 103,148
		1,228,972
Media — 0.36%
CCO Holdings
144A 6.375% 9/1/29 #	50,000	49,978
144A 7.00% 2/1/33 #	8,000	7,852

Versant Media Group 144A 7.25% 1/30/31 #	47,000	48,654
		106,484
Natural Gas — 1.04%
Sempra 5.25% 3/15/36	160,000	157,958
Spire 6.45% 6/1/56 μ	151,000	152,072
		310,030
Real Estate — 0.34%
Iron Mountain 144A 6.25% 1/15/35 #	100,000	100,515
		100,515
Real Estate Investment Trusts — 1.57%
Camden Property Trust 4.90% 2/28/36	215,000	209,939
Extra Space Storage 4.90% 2/1/32	200,000	199,297
Regency Centers 4.50% 3/15/33	60,000	58,403
		467,639
Retail — 0.16%
Albertsons 144A 5.75% 3/31/34 #	50,000	47,680
		47,680
Services — 1.17%
United Rentals North America 144A 6.125% 3/15/34 #	340,000	348,987
		348,987
Technology — 7.24%
Beacon Point 144A 6.129% 11/30/42 #	50,000	50,449
CoStar Group 144A 2.80% 7/15/30 #	75,000	67,500
Dell International
4.75% 7/15/31	100,000	99,420
5.25% 2/15/37	160,000	157,573

Entegris 144A 4.75% 4/15/29 #	90,000	88,991
Foundry JV Holdco 144A 6.10% 1/25/36 #	200,000	211,069
Leidos 5.40% 3/15/32	455,000	461,017
NVIDIA
4.50% 6/15/31	100,000	99,668
5.55% 6/15/46	120,000	119,180
5.625% 6/15/56	220,000	218,530
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
4.70% 9/27/34	220,000	$ 201,663
5.70% 2/4/36	135,000	130,789
5.875% 9/26/45	120,000	105,114
6.00% 8/3/55	40,000	34,083
6.70% 2/4/56	35,000	32,963

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	80,000	76,092
		2,154,101
Technology & Electronics — 0.50%
Sensata Technologies 144A 3.75% 2/15/31 #	160,000	149,705
		149,705
Telecommunications — 0.17%
Meridian Arc Holdco 144A 6.25% 4/30/31 #	50,000	50,145
		50,145
Transportation — 1.63%
ERAC USA Finance 144A 5.25% 4/30/36 #	165,000	164,691
FedEx 3.25% 5/15/41	160,000	125,594
Fedex Freight Holding
144A 4.95% 3/15/33 #	110,000	107,811
144A 5.25% 3/15/36 #	90,000	87,694
		485,790
Total Corporate Bonds (cost $29,018,119)		28,908,022

Government Agency Obligation — 0.65%
DAE Funding 144A 4.95% 1/15/33 #	200,000	193,364
Total Government Agency Obligation (cost $197,945)		193,364
	Number of shares
Common Stock — 0.06%♣
Financials — 0.06%
MNSN Holdings =, †	241	19,079
Total Common Stock (cost $1,808)		19,079

Preferred Stock — 0.43%♣
Financials —0.43%
SVB Financial Trust †, ω	277	127,420
Total Preferred Stock (cost $124,045)		127,420

4

	Number of shares	Value (US $)

Short-Term Investments — 1.77%
Money Market Mutual Funds — 1.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	131,533	$ 131,533
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	131,533	131,533
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	131,533	131,533
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	131,533	131,533
Total Short-Term Investments (cost $526,132)		526,132

Total Value of Securities—100.43% (cost $29,968,049)		29,874,136
Liabilities Net of Receivables and Other Assets—(0.43%)		(127,763)
Net Assets Applicable to 3,573,221 Shares Outstanding—100.00%		$29,746,373
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $8,897,147, which represents 29.91% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
    5

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Notes
18	$1,978,031	$1,972,326	9/21/26	$5,705	$—	$(5,343)
US Treasury Long Bonds
19	2,156,500	2,127,261	9/21/26	29,239	—	(12,469)
US Treasury Ultra Bonds
6	696,937	689,797	9/21/26	7,140	—	(4,500)
		4,789,384		42,084	—	(22,312)
Short Contracts:
US Treasury 5 yr Notes
(20)	(2,140,938)	(2,133,468)	9/30/26	—	(7,470)	3,750
US Treasury 10 yr Ultra Notes
(46)	(5,173,562)	(5,116,673)	9/21/26	—	(56,889)	17,969
		(7,250,141)		—	(64,359)	21,719
Total Futures Contracts		$(2,460,757)		$42,084	$(64,359)	$(593)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
DAC – Designated Activity Company
LNG – Liquefied Natural Gas
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
6

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Investment Grade Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$29,874,136
Cash	29,959
Cash collateral due from broker	60,041
Interest receivable	363,276
Receivable from investment manager	609
Prepaid expenses	149
Other assets	366
Total Assets	30,328,536
Liabilities:
Payable for securities purchased	483,484
Other accrued expenses	37,195
Payable for series shares redeemed	30,931
Accounting and administration expenses payable to non-affiliates	29,269
Variation margin due to broker on futures contracts	593
Accounting and administration expenses payable to affiliates	443
Dividend disbursing and transfer agent fees and expenses payable to affiliates	188
Legal fees payable to affiliates	57
Distribution fees payable to affiliates	3
Total Liabilities	582,163
Total Net Assets	$29,746,373

Net Assets Consist of:
Paid-in capital	$38,798,625
Total distributable earnings (loss)	(9,052,252)
Total Net Assets	$29,746,373

Net Asset Value

Standard Class:
Net assets	$29,735,547
Shares of beneficial interest outstanding, unlimited authorization, no par	3,571,914
Net asset value per share	$8.32

Service Class:
Net assets	$10,826
Shares of beneficial interest outstanding, unlimited authorization, no par	1,307
Net asset value per share	$8.29**
*Investments, at cost	$29,968,049
**Net asset value per share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Interest	$807,365
Dividends	17,311
824,676

Expenses:
Management fees	74,328
Distribution expenses — Service Class	16
Accounting and administration expenses	33,582
Audit and tax fees	31,024
Reports and statements to shareholders expenses	7,288
Pricing fees	6,804
Custodian fees	2,197
Legal fees	1,444
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,228
Trustees’ fees	805
Other	2,476
161,192
Less expenses waived	(68,530)
Less expenses paid indirectly	(1)
Total operating expenses	92,661
Net Investment Income (Loss)	732,015

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(167,639)
Futures contracts	55,218
Options purchased	(10,712)
Options written	3,413
Net realized gain (loss)	(119,720)
Net change in unrealized appreciation (depreciation) on:
Investments	(286,861)
Futures contracts	(3,848)
Net change in unrealized appreciation (depreciation)	(290,709)
Net Realized and Unrealized Gain (Loss)	(410,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	$321,586
See accompanying notes, which are an integral part of the financial statements.
    8

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Investment Grade Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$732,015	$1,450,280
Net realized gain (loss)	(119,720)	(817,604)[1]
Net increase from payment by affiliates	—	182[2]
Net change in unrealized appreciation (depreciation)	(290,709)	1,392,649
Net increase (decrease) in net assets resulting from operations	321,586	2,025,507

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,464,294)	(1,614,741)
Service Class	(507)	(519)
	(1,464,801)	(1,615,260)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	590,158	720,191

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,464,294	1,614,741
Service Class	507	519
	2,054,959	2,335,451
Cost of shares redeemed:
Standard Class	(1,823,065)	(4,115,777)
Increase (decrease) in net assets derived from capital share transactions	231,894	(1,780,326)
Net Decrease in Net Assets	(911,321)	(1,370,079)

Net Assets:
Beginning of period	30,657,694	32,027,773
End of period	$29,746,373	$30,657,694
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Nomura VIP Investment Grade Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.66	$8.57	$8.77	$8.50	$10.80	$11.60

Income (loss) from investment operations:
Net investment income[2]	0.21	0.40	0.40	0.36	0.31	0.27
Net realized and unrealized gain (loss)	(0.12)	0.15	(0.17)	0.27	(2.13)	(0.37)
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	0.09	0.55	0.23	0.63	(1.82)	(0.10)

Less dividends and distributions from:
Net investment income	(0.43)	(0.46)	(0.43)	(0.36)	(0.34)	(0.34)
Net realized gain	—	—	—	—	(0.14)	(0.36)
Total dividends and distributions	(0.43)	(0.46)	(0.43)	(0.36)	(0.48)	(0.70)

Net asset value, end of period	$8.32	$8.66	$8.57	$8.77	$8.50	$10.80

Total return[4]	1.02%	6.75%[3]	2.85%	7.57%	(17.06%)	(0.72%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,735	$30,647	$32,018	$36,687	$39,243	$54,069
Ratio of expenses to average net assets[5]	0.62%	0.63%	0.63%	0.63%	0.63%	0.65%
Ratio of expenses to average net assets prior to fees waived[5]	1.08%	0.98%	0.85%	0.85%	0.87%	0.74%
Ratio of net investment income to average net assets	4.92%	4.68%	4.66%	4.33%	3.44%	2.45%
Ratio of net investment income to average net assets prior to fees waived	4.46%	4.33%	4.44%	4.11%	3.20%	2.36%
Portfolio turnover	118%	189%	116%	93%	99%	110%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    10

Nomura VIP Investment Grade Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.61	$8.53	$8.75	$8.47	$10.76	$11.56

Income (loss) from investment operations:
Net investment income[2]	0.19	0.37	0.38	0.34	0.29	0.23
Net realized and unrealized gain (loss)	(0.10)	0.15	(0.19)	0.27	(2.13)	(0.36)
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	0.09	0.52	0.19	0.61	(1.84)	(0.13)

Less dividends and distributions from:
Net investment income	(0.41)	(0.44)	(0.41)	(0.33)	(0.31)	(0.31)
Net realized gain	—	—	—	—	(0.14)	(0.36)
Total dividends and distributions	(0.41)	(0.44)	(0.41)	(0.33)	(0.45)	(0.67)

Net asset value, end of period	$8.29	$8.61	$8.53	$8.75	$8.47	$10.76

Total return[4]	1.02%	6.43%[3]	2.41%	7.37%	(17.32%)	(1.03%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11	$10	$10	$9	$11
Ratio of expenses to average net assets[5]	0.92%	0.93%	0.93%	0.93%	0.93%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.38%	1.28%	1.15%	1.15%	1.15%	1.04%
Ratio of net investment income to average net assets	4.62%	4.38%	4.36%	4.03%	3.16%	2.15%
Ratio of net investment income to average net assets prior to fees waived	4.16%	4.03%	4.14%	3.81%	2.94%	2.06%
Portfolio turnover	118%	189%	116%	93%	99%	110%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    11

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Investment Grade Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Investment Grade Series (formerly, Macquarie VIP Investment Grade Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is
    12

required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Derivative Financial Instruments — The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series' Chief Executive Officer and Chief Financial Officer act as the Series' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series' portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series' financial statements.
    13

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Investment Grade Series
1. Significant Accounting Policies (continued)
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series earned $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
Effective April 30, 2026, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.61% of the Series’ average daily net assets through April 29, 2027. Prior to April 30, 2026, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from April 30, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.61%*	0.91%*
*	Effective April 30, 2026. Prior to April 30, 2026, these amounts for Standard Class and Service Class were 0.63% and 0.93%, respectively..
Effective June 12, 2026, DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Series. NCRAM is responsible for the day-to-day investment management of the portion of the Series that invests in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Series, pays NCRAM a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $2,643 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $1,122 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc.
    14

(BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $329 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended December 31, 2025, DMC reimbursed the Series $182 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$34,842,774
Sales	35,252,794
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:

Cost of investments and derivatives	$29,978,798
Aggregate unrealized appreciation of investments and derivatives	$237,636
Aggregate unrealized depreciation of investments and derivatives	(364,573)
Net unrealized appreciation of investments and derivatives	$(126,937)
    15

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Investment Grade Series
3. Investments (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$2,767,487	$6,767,499	$ 9,534,986
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series' investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    16

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$100,119	$—	$100,119
Common Stock	—	—	19,079	19,079
Corporate Bonds	—	28,908,022	—	28,908,022
Government Agency Obligation	—	193,364	—	193,364
Preferred Stock	—	127,420	—	127,420
Short-Term Investments	526,132	—	—	526,132
Total Value of Securities	$526,132	$29,328,925	$19,079	$29,874,136

Derivatives[1]
Assets:
Futures Contracts	$42,084	$—	$—	$42,084

Liabilities:
Futures Contracts	$(64,359)	$—	$—	$(64,359)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the reporting period.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	69,257	84,480

Shares issued upon reinvestment of dividends and distributions:
Standard Class	176,421	199,597
Service Class	62	64
	245,740	284,141
Shares redeemed:
Standard Class	(212,782)	(482,235)
Net increase (decrease)	32,958	(198,094)
    17

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Investment Grade Series
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2026, the Series posted $60,041 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2026, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts —  The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2026.
During the six months ended June 30, 2026, the Series used options contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.
    18

Fair values of derivative instruments as of June 30, 2026 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$42,084
Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(64,359)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Series' “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2026 was as follows:

	Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Options Written	Total
Interest rate contracts	$55,218	$—	$—	$55,218
Equity contracts	—	(10,712)	3,413	(7,299)
Total	$55,218	$(10,712)	$3,413	$47,919
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(3,848)
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2026:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$5,015,430	$6,832,342
Options contracts (average value)*	2,686	368
*Long represents purchased options and short represents written options.
7. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and
    19

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Investment Grade Series
7. Securities Lending (continued)
foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
8. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially
    20

vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series. There were no unfunded loan commitments at the six months ended June 30, 2026.
The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statement of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
    21

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Investment Grade Series
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    22

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Investment Grade Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement
At a Board Meeting held on May 19-20, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura Diversified Income Fund, Nomura Wealth Builder Fund, Nomura Strategic Income Fund, Nomura Corporate Bond Fund, Nomura Extended Duration Bond Fund, Nomura Limited-Term Diversified Income Fund, Nomura Global Listed Real Assets Fund, Nomura VIP Investment Grade Series, Nomura VIP Limited Duration Bond Series, Nomura VIP Total Return Series, Nomura Asset Strategy Fund, Nomura Balanced Fund, Nomura Global Bond Fund, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series Delaware Management Company (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as sub-advisor to the Funds and the approval of the amendment of the existing sub-advisory agreement between DMC and NCRAM (the “Amended Sub-Advisory Agreement”) to include the Funds. In reaching the decision to approve the amendment, The Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Amended Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; and a copy of the Amended Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios, noting that NCRAM had recently begun sub-advising several high-yield fixed income funds in the Nomura Funds complex. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with pro forma profitability analyses of Nomura
    23

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Investment Grade Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement (continued)
Investment Management Business Trust, including the estimated sub-advisory fee that would be paid to NCRAM.   The Trustees also noted that economies of scale are shared with each Fund and its shareholders through reduced proportionate costs for shareholders and the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines. They also noted that the Manager had put in place a fee waiver for each Fund that was currently in effect, other than for the Nomura Asset Strategy Fund which does not have a fee waiver.
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM had recently begun sub-advising certain high-yield funds within the Nomura Funds complex and that it expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the proposed advisory fee rates under the Amended Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Amended Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.
    24

(5778512)
SA-VIPIG-0826

Delaware VIP® Trust
Nomura VIP Emerging Markets Series
(formerly, Macquarie VIP Emerging Markets Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Emerging Markets Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.05%Δ
Argentina — 0.53%
Cablevision Holding GDR	262,838	$ 1,577,716
Cresud ADR	231,511	2,595,238
Grupo Clarin GDR Class B 144A #	77,680	458,330
IRSA Inversiones y Representaciones ADR	194,351	3,000,779
		7,632,063
Bahrain — 0.08%
Aluminium Bahrain GDR 144A #	91,200	1,185,354
		1,185,354
Brazil — 1.68%
Axia Energia	238,457	2,511,458
Banco Bradesco ADR	1,394,871	4,840,202
Banco Santander Brasil ADR	93,728	492,072
Itau Unibanco Holding ADR	734,482	6,000,718
MBRF Global Foods ADR	396,087	1,374,422
Petroleo Brasileiro ADR	285,509	4,179,852
Rumo	217,473	564,504
Sitios Latinoamerica †	186,178	53,338
Telefonica Brasil ADR	99,212	1,305,630
TIM ADR	69,428	1,487,148
Vale ADR	105,027	1,579,606
		24,388,950
China — 3.45%
Alibaba Group Holding	739,100	8,860,665
Alibaba Group Holding ADR	63,676	6,111,623
Baidu ADR †	61,600	7,040,264
BeOne Medicines Class H †	167,800	3,657,339
DiDi Global ADR †	81,500	273,025
PDD Holdings ADR †	59,743	4,557,196
Sohu.com ADR †	324,704	3,935,412
Tencent Holdings	247,500	13,657,683
Tencent Music Entertainment Group ADR	159	1,328
Tianjin Development Holdings	35,950	9,594
Uni-President China Holdings	1,429,000	1,229,878
Weibo ADR	40,000	290,400
Weibo Class A	65,500	473,549
		50,097,956
India — 3.16%
Natco Pharma	185,519	1,827,124
Reliance Industries	1,456,212	19,948,090
Reliance Industries GDR 144A #	420,657	23,342,510
Sify Technologies ADR †	13,000	215,930
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Zee Entertainment Enterprises	450,000	$ 493,112
		45,826,766
Indonesia — 0.33%
Astra International	11,254,400	2,845,072
Unilever Indonesia	20,000,000	2,021,504
		4,866,576
Malaysia — 0.05%
UEM Sunrise	4,748,132	690,417
		690,417
Mexico — 1.49%
America Movil ADR	110,349	2,867,971
Cemex ADR	421,537	5,058,444
Coca-Cola Femsa ADR	38,604	4,101,675
Fomento Economico Mexicano ADR	19,186	2,453,889
Grupo Financiero Banorte Class O	428,271	4,535,571
Grupo Televisa ADR	656,458	1,779,001
Ollamani SAB †	164,114	774,233
		21,570,784
Peru — 0.38%
Credicorp	14,177	5,523,076
		5,523,076
Russia — 0.00%
EL5-ENERO PJSC =, †	755,050	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =, †	1,449,104	0
Sberbank of Russia PJSC =, †	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK IPJSC GDR =, †	71,300	0
		0
South Africa — 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea — 66.82%
Samsung C&T	60,000	18,577,481
Samsung Electronics	596,263	132,309,116
Samsung Life Insurance	53,526	14,094,616
Shinhan Financial Group	38,000	2,382,587
SK hynix **	156,831	276,741,244
SK Square **	461,684	522,100,206
SK Telecom ADR	115,265	3,706,922
		969,912,172
    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan — 16.49%
MediaTek	319,000	$ 43,468,446
Taiwan Semiconductor Manufacturing	2,483,864	195,952,729
		239,421,175
Türkiye — 0.59%
Akbank	4,192,860	6,940,500
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	44,232
Turkcell Iletisim Hizmetleri	677,165	1,563,171
		8,547,903
Total Common Stocks (cost $277,725,514)		1,379,663,192

Convertible Preferred Stock — 0.03%Δ
South Korea — 0.03%
CJ 2.23% ω	4,204	409,675
Total Convertible Preferred Stock (cost $470,722)		409,675

Preferred Stocks — 4.98%Δ
Brazil — 0.04%
Axia Energia †, ω	56,923	587,940
Centrais Eletricas Brasileiras †, ω	54	571
		588,511
Russia — 0.00%
Transneft PJSC =, †, ω	360,600	0
		0
South Korea — 4.94%
CJ 5.03% ω	28,030	1,219,877
Samsung Electronics 0.84% ω	499,750	70,475,919
		71,695,796
Total Preferred Stocks (cost $9,802,056)		72,284,307

Participation Notes — 0.00%Δ
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

	Number ofshares	Value (US $)
Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	865,751	$ 865,751
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	865,751	865,751
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	865,751	865,751
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	865,751	865,751
Total Short-Term Investments (cost $3,463,004)		3,463,004

Total Value of Securities—100.30% (cost $296,413,493)		1,455,820,178
Liabilities Net of Receivables and Other Assets — (0.30%)		(4,397,427)
Net Assets Applicable to 19,362,031 Shares Outstanding — 100.00%		$1,451,422,751
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $24,986,194, which represents 1.72% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company

2

Summary of abbreviations: (continued)
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Emerging Markets Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$1,455,820,178
Foreign currencies, at valueΔ	2,473,682
Dividends receivable	1,482,883
Receivable for series shares sold	59,263
Foreign tax reclaims receivable	6,390
Prepaid expenses	5,543
Other assets	4,951
Total Assets	1,459,852,890
Liabilities:
Due to custodian	25,026
Payable for series shares redeemed	5,419,911
Accrued capital gains taxes on appreciated securities	1,357,961
Investment management fees payable to affiliates	1,294,616
Other accrued expenses	202,888
Distribution fees payable to affiliates	119,345
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,459
Accounting and administration expenses payable to affiliates	3,643
Legal fees payable to affiliates	1,290
Total Liabilities	8,430,139
Total Net Assets	$1,451,422,751

Net Assets Consist of:
Paid-in capital	$196,449,269
Total distributable earnings (loss)	1,254,973,482
Total Net Assets	$1,451,422,751

Net Asset Value

Standard Class:
Net assets	$955,885,376
Shares of beneficial interest outstanding, unlimited authorization, no par	12,761,115
Net asset value per share	$74.91

Service Class:
Net assets	$495,537,375
Shares of beneficial interest outstanding, unlimited authorization, no par	6,600,916
Net asset value per share	$75.07
*Investments, at cost	$296,413,493
ΔForeign currencies, at cost	2,479,473
See accompanying notes, which are an integral part of the financial statements.
    4

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Emerging Markets Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$6,440,106
Foreign tax withheld	(945,881)
5,494,225

Expenses:
Management fees	6,471,419
Distribution expenses — Service Class	554,283
Accounting and administration expenses	75,266
Custodian fees	69,750
Audit and tax fees	34,889
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	33,144
Legal fees	28,964
Trustees’ fees	18,152
Reports and statements to shareholders expenses	16,315
Other	12,781
7,314,963
Less expenses waived	(596,495)
Less expenses paid indirectly	(5)
Total operating expenses	6,718,463
Net Investment Income (Loss)	(1,224,238)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	232,591,503
Foreign currencies	(1,453,308)
Net realized gain (loss)	231,138,195
Net change in unrealized appreciation (depreciation) on:
Investments[2]	732,503,292
Foreign currencies	7,812
Net change in unrealized appreciation (depreciation)	732,511,104
Net Realized and Unrealized Gain (Loss)	963,649,299
Net Increase (Decrease) in Net Assets Resulting from Operations	$962,425,061
[1]	Includes $(833,601) capital gains taxes paid.
[2]	Includes net change of $2,316,085 on capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
    5

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Emerging Markets Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,224,238)	$4,471,581
Net realized gain (loss)	231,138,195	82,901,941
Net change in unrealized appreciation (depreciation)	732,511,104	338,545,285
Net increase (decrease) in net assets resulting from operations	962,425,061	425,918,807

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(140,543,386)	(7,561,341)
Service Class	(73,893,036)	(3,627,835)
	(214,436,422)	(11,189,176)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	36,900,295	18,482,115
Service Class	11,087,823	11,647,257

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	140,543,386	7,561,341
Service Class	73,893,036	3,627,835
	262,424,540	41,318,548
Cost of shares redeemed:
Standard Class	(241,045,389)	(123,119,621)
Service Class	(140,471,725)	(107,564,362)
	(381,517,114)	(230,683,983)
Decrease in net assets derived from capital share transactions	(119,092,574)	(189,365,435)
Net Increase in Net Assets	628,896,065	225,364,196

Net Assets:
Beginning of period	822,526,686	597,162,490
End of period	$1,451,422,751	$822,526,686
See accompanying notes, which are an integral part of the financial statements.
    6

Financial highlights
Nomura VIP Emerging Markets Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$40.00	$22.55	$22.05	$19.70	$28.37	$29.42

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)	0.21	0.24	0.54	0.35	1.00
Net realized and unrealized gain (loss)	47.03	17.71	0.88	2.14	(8.06)	(1.81)
Total from investment operations	47.00	17.92	1.12	2.68	(7.71)	(0.81)

Less dividends and distributions from:
Net investment income	(8.20)	(0.42)	(0.62)	(0.33)	(0.96)	(0.10)
Net realized gain	(3.89)	(0.05)	—	—	—	(0.14)
Total dividends and distributions	(12.09)	(0.47)	(0.62)	(0.33)	(0.96)	(0.24)

Net asset value, end of period	$74.91	$40.00	$22.55	$22.05	$19.70	$28.37

Total return[3]	136.09%	81.26%	5.09%	13.79%	(27.58%)	(2.84%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$955,886	$530,411	$365,776	$351,600	$294,244	$377,296
Ratio of expenses to average net assets[4]	1.16%	1.17%	1.18%	1.18%	1.20%	1.25%
Ratio of expenses to average net assets prior to fees waived[4]	1.27%	1.31%	1.34%	1.30%	1.41%	1.34%
Ratio of net investment income (loss) to average net assets	(0.13%)	0.77%	1.02%	2.62%	1.59%	3.34%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.24%)	0.63%	0.86%	2.50%	1.38%	3.25%
Portfolio turnover	—%[5]	3%	11%	4%	2%	2%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Amount is less than 0.50%.
See accompanying notes, which are an integral part of the financial statements.
    7

Financial highlights
Nomura VIP Emerging Markets Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$40.01	$22.51	$21.98	$19.63	$28.25	$29.31

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.11)	0.13	0.17	0.48	0.28	0.90
Net realized and unrealized gain (loss)	47.09	17.74	0.88	2.13	(8.03)	(1.80)
Total from investment operations	46.98	17.87	1.05	2.61	(7.75)	(0.90)

Less dividends and distributions from:
Net investment income	(8.03)	(0.32)	(0.52)	(0.26)	(0.87)	(0.02)
Net realized gain	(3.89)	(0.05)	—	—	—	(0.14)
Total dividends and distributions	(11.92)	(0.37)	(0.52)	(0.26)	(0.87)	(0.16)

Net asset value, end of period	$75.07	$40.01	$22.51	$21.98	$19.63	$28.25

Total return[3]	135.70%	80.77%	4.77%	13.45%	(27.81%)	(3.13%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$495,537	$292,116	$231,386	$254,564	$252,936	$360,332
Ratio of expenses to average net assets[4]	1.46%	1.47%	1.48%	1.48%	1.50%	1.55%
Ratio of expenses to average net assets prior to fees waived[4]	1.57%	1.61%	1.64%	1.60%	1.71%	1.64%
Ratio of net investment income (loss) to average net assets	(0.43%)	0.47%	0.72%	2.32%	1.29%	3.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.54%)	0.33%	0.56%	2.20%	1.08%	2.95%
Portfolio turnover	—%[5]	3%	11%	4%	2%	2%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Amount is less than 0.50%.
See accompanying notes, which are an integral part of the financial statements.
8

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Emerging Markets Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Emerging Markets Series (formerly, Macquarie VIP Emerging Markets Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
    9

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Emerging Markets Series
1. Significant Accounting Policies (continued)
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series’ Chief Executive Officer and Chief Financial Officer act as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series earned $5 under this arrangement.
    10

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
1.16%	1.46%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $22,152 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $33,255 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $8,310 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
    11

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Emerging Markets Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$2,500,053
Sales	340,460,665
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$296,413,493
Aggregate unrealized appreciation of investments	$1,275,838,021
Aggregate unrealized depreciation of investments	(116,431,336)
Net unrealized appreciation of investments	$1,159,406,685
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series’ investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are
    12

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$5,596,017	$2,036,046	$—	$7,632,063
Bahrain	—	1,185,354	—	1,185,354
Brazil	24,388,950	—	—	24,388,950
China	23,439,126	26,658,830	—	50,097,956
India	215,930	45,610,836	—	45,826,766
Indonesia	2,845,072	2,021,504	—	4,866,576
Malaysia	—	690,417	—	690,417
Mexico	21,570,784	—	—	21,570,784
Peru	5,523,076	—	—	5,523,076
Russia	—	—	—[1,2]	—
South Africa	—	—	—[2]	—
South Korea	3,706,922	966,205,250	—	969,912,172
Taiwan	—	239,421,175	—	239,421,175
Türkiye	44,232	8,503,671	—	8,547,903
Convertible Preferred Stock	—	409,675	—	409,675
Participation Notes	—	—	—[2]	—
Preferred Stocks	587,940	71,696,367	—[2]	72,284,307
Short-Term Investments	3,463,004	—	—	3,463,004
Total Value of Securities	$91,381,053	$1,364,439,125	$—	$1,455,820,178

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of June 30, 2026.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
As a result of utilizing international fair value pricing at June 30, 2026, a majority of the common stock in the portfolio was categorized as Level 2.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series' net assets at the end of the period.
    13

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Emerging Markets Series
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	647,074	666,810
Service Class	207,231	400,860

Shares issued upon reinvestment of dividends and distributions:
Standard Class	3,028,952	346,533
Service Class	1,588,073	165,882
	5,471,330	1,580,085
Shares redeemed:
Standard Class	(4,174,360)	(3,977,659)
Service Class	(2,495,545)	(3,544,374)
	(6,669,905)	(7,522,033)
Net decrease	(1,198,575)	(5,941,948)
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally
    14

invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
Investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Series' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Series' investments, even beyond any direct investment exposure a Series may have to issuers located in or with significant exposure to an impacted country or geographic region.
The Series invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China and Taiwan, among other countries. As a result, the Series’ investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Series than if the Series were more geographically diversified, which could result in greater volatility in the Series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
    15

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Emerging Markets Series
7. Credit and Market Risks (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Series may invest in securities of issuers in a particular industry or sector (such as information technology) whose value may decline because of changing expectations for the performance of that industry or sector.
The Series may invest its assets in small- and/or medium-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
Performance for the current period and prior year reflects notable contributions from a select number of portfolio holdings that may operate in similar or related end markets where favorable industry dynamics have recently contributed to outperformance. In addition, SK Square Co., Ltd. invests most of its assets in SK hynix Inc., meaning that these two holdings are likely to perform similarly. Investors should note that these market conditions may not persist, and a decline in the value of any significant holding could have a material adverse effect on the Series' net asset value and performance. Accordingly, past performance is not indicative of future results.
The Series may invest in securities of foreign companies that may be classified under the Internal Revenue Code as passive foreign investment companies (PFICs). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Series intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and will recognize any unrealized gains as ordinary income at the end of the Series’ fiscal and excise tax years. These gains are treated as ordinary income that the Fund is required to distribute to shareholders, even though it has not sold or received dividends from these securities. In order to meet this distribution requirement, the Series may have to sell portfolio securities or borrow cash at inopportune times or prices, which could harm the value of the Series and its performance. Mark-to-market gains may be magnified by foreign currency fluctuations, potentially increasing the Series’ required distributions. In addition, income dividends from PFICs will fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to shareholders by the Series. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Series can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Series to make a mark-to-market election. If the Series is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Series may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to its shareholders. Additional charges in the nature of interest may be imposed on the Series in respect of deferred taxes arising from such distributions or gains. Such consequences could impact the value of your investment in the Series or the Series performance.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
    16

9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    17

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Emerging Markets Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    18

(5778512)
SA-VIPEM-0826

Delaware VIP® Trust
Nomura VIP Growth and Income Series
(formerly, Macquarie VIP Growth and Income Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Growth and Income Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.05%♣
Communication Services — 6.38%
Alphabet Class A	26,183	$ 9,357,019
AT&T	699,583	14,481,368
Comcast Class A	527,261	12,944,257
Verizon Communications	562,687	23,824,168
		60,606,812
Consumer Discretionary — 8.95%
Amazon.com †	79,740	19,005,232
Booking Holdings	64,197	11,442,473
BorgWarner	134,585	8,936,444
Dillard's Class A	15,098	7,978,085
Macy's	583,149	13,733,159
TJX	157,892	23,920,638
		85,016,031
Consumer Staples — 5.85%
Altria Group	263,289	18,943,644
Philip Morris International	184,759	33,424,751
Smithfield Foods	131,279	3,184,828
		55,553,223
Energy — 9.04%
Chevron	118,236	19,598,799
ConocoPhillips	115,671	12,025,157
Expand Energy	51,830	4,726,378
Exxon Mobil	252,550	34,528,636
HF Sinclair	189,795	13,219,222
Marathon Petroleum	7,182	1,836,222
		85,934,414
Financials — 22.28%
Bank of New York Mellon	18,262	2,640,868
Capital One Financial	37,675	7,558,359
Citigroup	261,876	36,652,165
CME Group	44,118	9,742,578
Evercore Class A	11,437	3,905,049
Invesco	1,031,627	27,224,637
Old Republic International	174,420	7,137,266
OneMain Holdings	276,888	16,881,861
PNC Financial Services Group	21,554	5,307,026
Popular	162,984	26,758,713
Rithm Capital	413,022	3,878,277
Synchrony Financial	47,902	3,642,947
TPG	219,418	8,897,400
Truist Financial	386,633	19,262,056
Wells Fargo & Co.	292,732	24,191,372
Western Union	1,038,393	7,995,626
		211,676,200
Healthcare — 16.66%
AbbVie	23,774	5,982,489
Bristol-Myers Squibb	469,440	27,049,133
Cardinal Health	8,331	1,979,112
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
CVS Health	325,561	$ 33,679,285
Gilead Sciences	239,596	30,270,559
McKesson	31,672	23,931,363
Merck & Co.	180,447	23,187,440
Pfizer	508,907	12,254,481
		158,333,862
Industrials — 8.45%
Comfort Systems USA	12,568	24,909,148
General Dynamics	27,879	9,875,857
Johnson Controls International	40,067	5,854,189
Lockheed Martin	9,446	4,812,359
ManpowerGroup	239,266	8,080,013
Trane Technologies	15,724	7,723,000
United Parcel Service Class B	177,350	19,065,125
		80,319,691
Information Technology — 15.82%
Accenture Class A	59,500	7,404,180
Apple	107,014	30,965,571
Cisco Systems	433,035	50,864,291
Lam Research	26,870	11,643,577
Micron Technology	10,334	11,928,433
Microsoft	38,167	14,237,054
Salesforce	10,802	1,692,241
Sandisk †	2,964	6,739,336
Western Digital	23,290	14,875,789
		150,350,472
Materials — 2.62%
AngloGold Ashanti	10,246	828,799
Newmont	257,505	24,050,967
		24,879,766
Total Common Stocks (cost $712,632,649)		912,670,471

Short-Term Investments — 3.96%
Money Market Mutual Funds — 3.96%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	9,394,214	9,394,214
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	9,394,214	9,394,214
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	9,394,214	9,394,214
    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	9,394,215	$ 9,394,215
Total Short-Term Investments (cost $37,576,857)		37,576,857

Total Value of Securities—100.01% (cost $750,209,506)		950,247,328
Liabilities Net of Receivables and Other Assets—(0.01%)		(53,140)
Net Assets Applicable to 22,721,036 Shares Outstanding—100.00%		$950,194,188
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
2

Statement of assets and liabilities
Delaware VIP® Trust — Nomura VIP Growth and Income Series
June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$950,247,328
Cash	16,510
Dividends receivable	1,033,918
Prepaid expenses	5,774
Other assets	4,339
Total Assets	951,307,869
Liabilities:
Payable for series shares redeemed	516,253
Investment management fees payable to affiliates	500,965
Accounting and administration expenses payable to non-affiliates	54,070
Other accrued expenses	31,585
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,731
Accounting and administration expenses payable to affiliates	3,808
Legal fees payable to affiliates	1,269
Total Liabilities	1,113,681
Total Net Assets	$950,194,188

Net Assets Consist of:
Paid-in capital	$534,196,303
Total distributable earnings (loss)	415,997,885
Total Net Assets	$950,194,188

Net Asset Value

Standard Class:
Net assets	$950,194,188
Shares of beneficial interest outstanding, unlimited authorization, no par	22,721,036
Net asset value per share	$41.82
*Investments, at cost	$750,209,506
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Nomura VIP Growth and Income Series
Six months ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$13,450,209
Foreign tax withheld	(48,844)
13,401,365

Expenses:
Management fees	2,953,118
Accounting and administration expenses	78,226
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	35,556
Legal fees	33,171
Audit and tax fees	25,421
Trustees’ fees	21,618
Reports and statements to shareholders expenses	8,040
Custodian fees	3,672
Other	12,028
3,170,850
Less expenses paid indirectly	(1)
Total operating expenses	3,170,849
Net Investment Income (Loss)	10,230,516

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	208,173,380
Net change in unrealized appreciation (depreciation) on investments	(45,521,564)
Net Realized and Unrealized Gain (Loss)	162,651,816
Net Increase (Decrease) in Net Assets Resulting from Operations	$172,882,332
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Nomura VIP Growth and Income Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,230,516	$17,685,026
Net realized gain (loss)	208,173,380	62,713,744
Net change in unrealized appreciation (depreciation)	(45,521,564)	141,355,016
Net increase (decrease) in net assets resulting from operations	172,882,332	221,753,786

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(82,240,777)	(98,546,299)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	4,132,633	114,288,048

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	82,240,777	98,546,299
	86,373,410	212,834,347
Cost of shares redeemed:
Standard Class	(132,561,433)	(149,890,151)
Increase (decrease) in net assets derived from capital share transactions	(46,188,023)	62,944,196
Net Increase in Net Assets	44,453,532	186,151,683

Net Assets:
Beginning of period	905,740,656	719,588,973
End of period	$950,194,188	$905,740,656
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Nomura VIP Growth and Income Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$38.20	$34.61	$32.06	$30.89	$33.80	$28.17

Income from investment operations:
Net investment income[2]	0.44	0.74	0.84	0.80	0.79	0.70
Net realized and unrealized gain	6.82	7.77	4.01	2.61	0.30	5.49
Total from investment operations	7.26	8.51	4.85	3.41	1.09	6.19

Less dividends and distributions from:
Net investment income	(0.80)	(0.80)	(0.81)	(0.82)	(0.75)	(0.56)
Net realized gain	(2.84)	(4.12)	(1.49)	(1.42)	(3.25)	—
Total dividends and distributions	(3.64)	(4.92)	(2.30)	(2.24)	(4.00)	(0.56)

Net asset value, end of period	$41.82	$38.20	$34.61	$32.06	$30.89	$33.80

Total return[3]	19.90%	29.23%	15.71%	12.11%[4]	3.53%	22.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$950,194	$905,741	$719,589	$594,849	$484,007	$516,250
Ratio of expenses to average net assets[5]	0.67%	0.68%	0.68%	0.72%	0.71%	0.70%
Ratio of expenses to average net assets prior to fees waived[5]	0.67%	0.68%	0.68%	0.75%	0.71%	0.70%
Ratio of net investment income to average net assets	2.17%	2.17%	2.50%	2.71%	2.58%	2.22%
Ratio of net investment income to average net assets prior to fees waived	2.17%	2.17%	2.50%	2.68%	2.58%	2.22%
Portfolio turnover	26%	42%	45%	31%	22%	49%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    6

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Growth and Income Series
June 30, 2026 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Nomura VIP Growth and Income Series (formerly, Macquarie VIP Growth and Income Series through November 30, 2025) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Series' valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
    7

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Growth and Income Series
1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Series’ Chief Executive Officer and Chief Financial Officer act as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, the Series had no earnings credits under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Series earned $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets for the Standard Class from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
    8

DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited (MIMGL). MIMGL is primarily responsible for the day-to-day management of the Series’  portfolio. Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Series paid $22,869 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Series paid $34,437 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2026, the Series paid $7,629 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2026, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$248,251,864
Sales	399,941,517
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$750,209,506
Aggregate unrealized appreciation of investments	$232,286,729
Aggregate unrealized depreciation of investments	(32,248,907)
Net unrealized appreciation of investments	$200,037,822
    9

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Growth and Income Series
3. Investments (continued)
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series' investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2026:
Level 1
Securities
Assets:
Common Stocks	$912,670,471
Short-Term Investments	37,576,857
Total Value of Securities	$950,247,328
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2026, there were no Level 3 investments.
    10

4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Standard Class	100,431	3,840,461

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,151,210	3,419,372
	2,251,641	7,259,833
Shares redeemed:
Standard Class	(3,238,133)	(4,344,812)
Net increase (decrease)	(986,492)	2,915,021
5. Line of Credit
The Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
    11

Notes to financial statements
Delaware VIP® Trust — Nomura VIP Growth and Income Series
6. Securities Lending (continued)
other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Series had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2026. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2026, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
    12

9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    13

Other Series information (Unaudited)
Delaware VIP® Trust — Nomura VIP Growth and Income Series
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    14

(5778512)
SA-VIPGI-0826

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not	applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	August 31, 2026

/s/RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	August 31, 2026